[USAA EAGLE LOGO]

                             USAA MUTUAL FUND, INC.
                           USAA AGGRESSIVE GROWTH FUND

                         SUPPLEMENT DATED JUNE 28, 2002
                                TO THE PROSPECTUS
                             DATED DECEMBER 1, 2001
                          AS SUPPLEMENTED APRIL 5, 2002

     This supplement describes important changes affecting the USAA Aggressive Growth Fund (Fund). These changes were proposed by USAA Investment Management Company (IMCO) and approved by the Fund's Board of Directors (Board) as being in the best interests of the Fund's shareholders. If you have any questions regarding these changes, you should contact us at 1-800-531-8181.

REVISED INVESTMENT ADVISORY ARRANGEMENTS

     On June 26, 2002, the Board approved proposals by IMCO to restructure the manner in which the Fund's assets are managed by having one or more subadvisers directly manage the Fund's investments, subject to oversight by IMCO and the Board. Both IMCO and the Board believe that the use of one or more independent subadvisers can enhance Fund performance consistent with the investment objectives and strategies of the Fund.

     In order to implement these arrangements promptly, the Board terminated the existing investment advisory agreement between the Fund and IMCO (Former Agreement) and approved both a new interim investment advisory agreement with IMCO (Interim Agreement) and an interim investment subadvisory agreement (Interim Subadvisory Agreement) between IMCO and Marsico Capital Management, LLC (Marsico). These interim agreements, which took effect on June 28, 2002, were implemented without shareholder approval in accordance with Rule 15a-4 under the Investment Company Act of 1940, as amended.

     In determining to hire Marsico as a subadviser for the Fund, the Board considered numerous factors including, without limitation, the following: (1) the amount of assets under Marsico's management; (2) the greater number of portfolio managers, analysts and investment professionals dedicated to
Marsico's investment management activities; (3) the performance of accounts managed by Marsico with comparable strategies and objectives as the Fund; and
(4) the performance of comparable accounts managed by Marsico against a relevant benchmark index.

     Under the Interim Agreement, IMCO serves as manager and investment adviser for the Fund and provides portfolio management oversight of the Fund's assets managed by Marsico, rather than directly managing the Fund's assets. The Fund pays IMCO the same advisory fee under the Interim Agreement that it paid under the Former Agreement. Under the Interim Subadvisory Agreement, Marsico directs the investment and reinvestment of the Fund's assets (as allocated by IMCO) for which IMCO, and not the Fund, pays Marsico an annual fee.

     Under Rule 15a-4, the Interim Agreement and the Interim Subadvisory Agreement typically will terminate 150 days after the date the Former Agreement terminated. Thus, the Board will ask shareholders to approve a new investment advisory agreement (Proposed Agreement) between the Fund and IMCO and an investment subadvisory agreement (Subadvisory Agreement) between IMCO and Marsico.

     The Proposed Agreement and Subadvisory Agreement will be submitted to shareholders of the Fund at a meeting that is expected to be held in the fall of 2002. The Proposed Agreement and Subadvisory Agreement will become effective upon shareholder approval. More information about the Proposed Agreement, including a proposed change to the benchmark index used in calculating the performance fees, and the Subadvisory Agreement for the Fund will be provided to the Fund's shareholders in proxy solicitation materials that are expected to be mailed in July 2002.

     Marsico expects to realign the Fund's portfolio to reflect its proprietary investment techniques over the next several weeks. As a result, during this period, the Fund may experience higher portfolio turnover than normal and higher related transaction costs, including brokerage commissions. In addition, the Fund may realize capital gains when portfolio positions are sold. These realized capital gains may increase the Fund's taxable distributions for the current year.

     In comparing the Fund's average annual total returns to those of relevant securities market indices, the primary comparison will now be made to the Russell 1000 Growth Index. This does not affect the Lipper Index being used in the calculation of the Fund's performance adjustment.

     In addition, certain investment policies of the Fund have been modified as set forth below.

     AS A RESULT OF THESE CHANGES, THE PROSPECTUS DATED DECEMBER 1, 2001, AS SUPPLEMENTED APRIL 5, 2002, IS REVISED AS FOLLOWS.

ON PAGE 2 OF THE PROSPECTUS, DELETE THE FIRST PARAGRAPH UNDER THE HEADING "WHAT IS THE FUND'S INVESTMENT OBJECTIVE AND MAIN STRATEGY?" AND INSERT THE FOLLOWING INFORMATION.

We are the Fund's investment adviser. We have retained Marsico Capital Management, LLC (Marsico) to serve as subadviser of the Fund. Marsico is responsible for investing the Fund's assets. The Fund's investment objective is capital appreciation. Marsico's strategy to achieve this objective will be to invest primarily in the common stocks of large companies that are selected for their attractive growth potential.

ON PAGE 2 OF THE PROSPECTUS, DELETE THE FIRST PARAGRAPH UNDER "WHAT ARE THE MAIN RISKS OF INVESTING IN THIS FUND?" AND INSERT THE FOLLOWING INFORMATION

The primary risk of investing in this Fund is stock market risk.

ON PAGE 2 OF THE PROSPECTUS, DELETE THE PARAGRAPH ABOUT SMALL-CAP COMPANY RISK UNDER "WHAT ARE THE MAIN RISKS OF INVESTING IN THIS FUND?".

ON PAGE 3 OF THE PROSPECTUS, DELETE THE THIRD SENTENCE UNDER "COULD THE VALUE OF YOUR INVESTMENT IN THIS FUND FLUCTUATE?".

ON PAGES 6-8 OF THE PROSPECTUS, INSERT THE FOLLOWING INFORMATION IN PLACE OF THE ENTIRE SECTION UNDER THE HEADING "FUND INVESTMENTS."

Q    WHAT IS THE FUND'S PRINCIPAL INVESTMENT STRATEGY?

A The Fund's principal strategy is the investment of its assets primarily in equity securities. These investments will tend to consist primarily of a diversified portfolio of stocks of large companies selected for their attractive growth potential. The term "equity securities" is used to include common stocks, securities convertible into common stocks, and securities that carry the right to buy common stocks.

     As a temporary defensive measure because of market, economic, political, or other conditions, Marsico may invest up to 100% of the Fund's assets in investment-grade short-term debt instruments. This may result in the Fund not achieving its investment objective during the time it is in this temporary defensive posture.

     Marsico generally will not trade the Fund's securities for short-term profits; however, if circumstances warrant, it may need to actively and frequently trade Fund securities to achieve the Fund's principal investment strategy. The Fund's portfolio turnover rate will vary from year to year depending on market conditions. A high turnover rate increases transaction costs and may increase taxable capital gains; therefore, Marsico will carefully weigh the anticipated benefits of trading.

STOCK MARKET RISK. Because this Fund invests in equity securities, it is subject to stock market risk. Stock prices in general may decline over short or even extended periods, regardless of the success or failure of a company's operations. Stock markets tend to run in long cycles, with periods when stock prices generally go up and periods when stock prices generally go down. Equity securities tend to be more volatile than bonds.

Q    MAY THE FUND'S ASSETS BE INVESTED IN FOREIGN SECURITIES?

A Yes. While most of the Fund's assets will be invested in U.S. securities, Marsico may also invest up to 20% of the Fund's total assets in foreign securities purchased in either foreign or U.S. markets.

FOREIGN INVESTING RISKS. Investing in foreign securities poses unique risks: currency exchange rate fluctuations; foreign market illiquidity; increased price volatility; exchange control regulations; foreign ownership limits; different accounting, reporting, and disclosure requirements; difficulties in obtaining legal judgments; and foreign withholding taxes. A form of foreign investing risk is political risk.

o POLITICAL RISK. Political risk includes a greater potential for coups d'etat, revolts, and expropriation by governmental organizations.

Q    HOW ARE THE DECISIONS TO BUY AND SELL SECURITIES MADE?

A Marsico invests mainly in the stocks of large companies selected for their attractive growth potential by using an approach that combines "top-down" analysis of economic and social trends with "bottom-up" stock selection. Top-down analysis takes into consideration macro-economic factors such as interest rates, inflation, the regulatory environment, and the global competitive landscape, as well as the most attractive global investment opportunities, industry consolidation, and other economic and social trends. The bottom-up analysis emphasizes investments in well-known, high-quality companies with specific expertise or dominance, franchise durability and pricing power, solid fundamentals such as strong balance sheets, strong management, and reasonable valuations in light of projected growth rates.

     Marsico may invest through initial public offerings of companies meeting these criteria. Marsico may reduce or sell the Fund's investments in companies if their stock prices appreciate excessively in relation to fundamental prospects. Companies will also be sold if they fail to realize their growth potential or if there are more attractive opportunities elsewhere.

For additional information about other securities in which Marsico may invest the Fund's assets, see APPENDIX A on page 22.

INSERT THE FOLLOWING INFORMATION IN PLACE OF THE FIRST TWO SENTENCES OF THE SECOND PARAGRAPH UNDER THE HEADING "FUND MANAGEMENT" ON PAGE 8 OF THE PROSPECTUS.

We provide investment management services to the Fund pursuant to an Interim Investment Advisory Agreement (Interim Advisory Agreement). Under this agreement, we are responsible for managing the business and affairs of the Fund, subject to the authority of and supervision by the Fund's Board of Directors (Board). The Interim Advisory Agreement is expected to be in effect until the earlier of November 25, 2002 or the date upon which shareholders of the Fund approve a new investment advisory agreement between the Fund and us (New Advisory Agreement). It is expected that the New Advisory Agreement will be submitted to shareholders of the Fund for approval at a meeting that is expected to be held in the fall of 2002.

The Fund uses a "manager-of-managers" structure. Subject to shareholder approval of this structure, we are authorized to select (with approval of the Fund's independent Board members) one or more subadvisers to manage the actual day-to-day investment of the Fund's assets. We monitor each subadviser's performance through quantitative and qualitative analysis, and periodically report to the Fund's Board as to whether each subadviser's agreement should be renewed, terminated or modified. We also are responsible for allocating assets to the subadvisers. The allocation for each subadviser can range from 0% to 100% of the Fund's assets, and we can change the allocations without Board or shareholder approval.

DELETE THE SECTION ENTITLED "PORTFOLIO MANAGER" ON PAGE 9 OF THE PROSPECTUS AND INSERT THE FOLLOWING INFORMATION IN ITS PLACE.

We have entered into an interim investment subadvisory agreement with Marsico (Interim Subadvisory Agreement), under which Marsico provides day-to-day discretionary management of the Fund's assets in accordance with the Fund's investment objectives, policies, and restrictions, subject to the general supervision of the Fund's Board and IMCO. The Interim Subadvisory Agreement is expected to be in effect until the earlier of November 25, 2002 or the date upon which shareholders of the Fund approve a new investment subadvisory agreement between Marsico and IMCO (New Subadvisory Agreement). It is expected that the New Subadvisory Agreement will be submitted to shareholders of the Fund for approval at a meeting that is expected to be held in the fall of 2002.

Marsico is located at 1200 Seventeenth Street, Suite 1300, Denver, Colorado 80202. Marsico is a registered investment adviser formed in 1997 that became a wholly owned indirect subsidiary of Bank of America Corporation in January
2001. Marsico provides investment advisory services to mutual funds and other institutions, and handles separately managed accounts for individuals, corporations, charities and retirement plans. As of May 31, 2002, Marsico managed approximately $13 billion in assets, $9.61 billion of which are mutual fund assets for 12 client organizations. Marsico is compensated by IMCO out of the amounts we receive from the Fund.

PORTFOLIO MANAGER

Thomas F. Marsico, Chief Executive Officer of Marsico, is primarily responsible for the day-to-day management of the Fund. Mr. Marsico has more than 20 years of experience as a securities analyst and portfolio manager. Prior to forming Marsico in 1997, Mr. Marsico was an Executive Vice President of the Janus Investment Fund from 1990-1997 and served as the portfolio manager of the Janus Twenty Fund from January 31, 1988 through August 11, 1997. He also served in the same capacity for the Janus Growth & Income Fund from May 31, 1991 (inception date) through August 11, 1997.

CHANGE OF SUBADVISERS

We have received an exemptive order from the Securities and Exchange Commission
(SEC) that permits us, with the approval of the Fund's Board, to appoint and replace subadvisers, enter into subadvisory agreements and amend subadvisory agreements on behalf of the Fund without shareholder approval. We will notify shareholders within 90 days after hiring any new subadviser for the Fund. Shareholder approval of this arrangement is required before we can rely on the SEC order.

ADD THE FOLLOWING TO THE END OF THE PARAGRAPH UNDER THE HEADING "MONEY MARKET INSTRUMENTS" IN APPENDIX A ON PAGE 23 OF THE PROSPECTUS.

The  Fund's  assets  also  may be  invested  in  money  market  funds  or other
short-term   investment   funds,  as  permitted   under   applicable  laws  and
regulations, including the Investment Company Act of 1940.


                                   * * * * *

                                                                     41786-0702

[USAA EAGLE LOGO]

                             USAA MUTUAL FUND, INC.
                          USAA FIRST START GROWTH FUND

                         SUPPLEMENT DATED JUNE 28, 2002
                               TO THE PROSPECTUS
                             DATED DECEMBER 1, 2001

     This supplement describes important changes affecting the USAA First Start Growth Fund (Fund). These changes were proposed by USAA Investment Management Company (IMCO) and approved by the Fund's Board of Directors (Board) as being in the best interests of the Fund's shareholders. If you have any questions regarding these changes, you should contact us at 1-800-531-8181.

REVISED INVESTMENT ADVISORY ARRANGEMENTS

     On June 26, 2002, the Board approved proposals by IMCO to restructure the manner in which the Fund's assets are managed by having one or more subadvisers directly manage the Fund's investments, subject to oversight by IMCO and the Board. Both IMCO and the Board believe that the use of one or more independent subadvisers can enhance Fund performance consistent with the investment objectives and strategies of the Fund.

     In order to implement these arrangements promptly, the Board terminated the existing investment advisory agreement between the Fund and IMCO (Former Agreement) and approved both a new interim investment advisory agreement with IMCO (Interim Agreement) and an interim investment subadvisory agreement (Interim Subadvisory Agreement) between IMCO and Marsico Capital Management, LLC (Marsico). These interim agreements, which took effect on June 28, 2002, were implemented without shareholder approval in accordance with Rule 15a-4 under the Investment Company Act of 1940, as amended.

     In determining to hire Marsico as a subadviser for the Fund, the Board considered numerous factors including, without limitation, the following: (1) the amount of assets under Marsico's management; (2) the greater number of portfolio managers, analysts and investment professionals dedicated to
Marsico's investment management activities; (3) the performance of accounts managed by Marsico with comparable strategies and objectives as the Fund; and
(4) the performance of comparable accounts managed by Marsico against a relevant benchmark index.

     Under the Interim Agreement, IMCO serves as manager and investment adviser for the Fund and provides portfolio management oversight of the Fund's assets managed by Marsico, rather than directly managing the Fund's assets. The Fund pays IMCO the same advisory fee under the Interim Agreement that it paid under the Former Agreement. Under the Interim Subadvisory Agreement, Marsico directs the investment and reinvestment of the Fund's assets (as allocated by IMCO) for which IMCO, and not the Fund, pays Marsico an annual fee.

     Under Rule 15a-4, the Interim Agreement and the Interim Subadvisory Agreement typically will terminate 150 days after the date the Former Agreement terminated. Thus, the Board will ask shareholders to approve a new investment advisory agreement (Proposed Agreement) between the Fund and IMCO and an investment subadvisory agreement (Subadvisory Agreement) between IMCO and Marsico.

     The Proposed Agreement and Subadvisory Agreement will be submitted to shareholders of the Fund at a meeting that is expected to be held in the fall of 2002. The Proposed Agreement and Subadvisory Agreement will become effective upon shareholder approval. More information about the Proposed Agreement and the Subadvisory Agreement for the Fund will be provided to the Fund's shareholders in proxy solicitation materials that are expected to be mailed in July 2002.

     Marsico expects to realign the Fund's portfolio to reflect its proprietary investment techniques over the next several weeks. As a result, during this period, the Fund may experience higher portfolio turnover than normal and higher related transaction costs, including brokerage commissions. In addition, the Fund may realize capital gains when portfolio positions are sold. These realized capital gains may increase the Fund's taxable distributions for the current year.

     In comparing the Fund's average annual total returns to those of relevant securities market indices, the primary comparison will now be made to the Russell 1000 Growth Index. This does not affect the Lipper Index being used in the calculation of the Fund's performance adjustment.

     In addition, certain investment policies of the Fund have been modified as set forth below.

     AS A RESULT OF THESE CHANGES, THE PROSPECTUS DATED DECEMBER 1, 2001 IS REVISED AS FOLLOWS.

ON PAGE 2 OF THE PROSPECTUS, DELETE THE FIRST PARAGRAPH UNDER THE HEADING "WHAT IS THE FUND'S INVESTMENT OBJECTIVE AND MAIN STRATEGY?" AND INSERT THE FOLLOWING INFORMATION.

We are the Fund's investment adviser. We have retained Marsico Capital Management, LLC (Marsico) to serve as subadviser of the Fund. Marsico is responsible for investing the Fund's assets. The Fund's investment objective is long-term capital appreciation. Marsico's strategy to achieve this objective will be to invest the Fund's assets primarily in equity securities of companies that provide goods or services Marsico believes are familiar to young people.

INSERT THE FOLLOWING INFORMATION IN PLACE OF THE ANSWER UNDER THE QUESTION "WHAT IS THE FUND'S PRINCIPAL INVESTMENT STRATEGY?" ON PAGE 6 OF THE PROSPECTUS.

The Fund's principal strategy is the investment of its assets primarily in equity securities of companies providing goods or services Marsico believes are familiar to young people. The term "equity securities" is used to include common stocks, securities convertible into common stocks, and securities that carry the right to buy common stocks.

The Fund was designed as part of a program to stimulate interest in long-term investing by young people. Shareholders of the Fund may give suggestions about the types of companies they would like to be considered for investment by the Fund. Shareholders may also suggest the investment topics or the names of stocks they would like featured in the Fund's communications to shareholders.

As a temporary defensive measure because of market, economic, political, or other conditions, Marsico may invest up to 100% of the Fund's assets in investment-grade short-term debt instruments. This may result in the Fund not achieving its investment objective during the time it is in this temporary defensive posture.

INSERT THE FOLLOWING INFORMATION IN PLACE OF THE ANSWER UNDER THE QUESTION "MAY THE FUND'S ASSETS BE INVESTED IN FOREIGN SECURITIES?" ON PAGE 7 OF THE PROSPECTUS.

Yes. While most of the Fund's assets will be invested in U.S. securities, Marsico may also invest up to 20% of the Fund's total assets in foreign securities purchased in either foreign or U.S. markets. These foreign holdings may include securities issued in emerging markets as well as securities issued in established markets.

INSERT THE FOLLOWING INFORMATION IN PLACE OF THE PARAGRAPH LABELED "FOREIGN INVESTING RISK" ON PAGE 7 OF THE PROSPECTUS.

FOREIGN INVESTING RISKS. Investing in foreign securities poses unique risks: currency exchange rate fluctuations; foreign market illiquidity; increased price volatility; exchange control regulations; foreign ownership limits;

different accounting, reporting, and disclosure requirements; difficulties in obtaining legal judgments; and foreign withholding taxes. Two forms of foreign investing risk are emerging markets risk and political risk.

o EMERGING MARKETS RISK. Investments in countries that are in the early stages of their industrial development involve exposure to economic structures that are generally less diverse and mature than in the United States and to political systems which may be less stable.

o POLITICAL RISK. Political risk includes a greater potential for coups d'etat, revolts, and expropriation by governmental organizations.

INSERT THE FOLLOWING INFORMATION IN PLACE OF THE ANSWER UNDER THE QUESTION "IN WHAT INDUSTRIES WILL THE FUND'S ASSETS BE INVESTED?" ON PAGE 7 OF THE PROSPECTUS.

Marsico will invest in many different industries. The Fund is not a "sector" fund that focuses its investments in a specific industry or sector of the economy. Marsico believes that goods or services which are likely to be familiar to young investors are provided by companies engaged in many different types of industries. Marsico believes that the flexibility to select equity securities of companies across a broad universe of industries maximizes the opportunity to find attractive investments as Marsico pursues the Fund's objective of long-term capital appreciation.

INSERT THE FOLLOWING INFORMATION IN PLACE OF THE ANSWER UNDER THE QUESTION "ARE THE FUND'S ASSETS PROHIBITED FROM BEING INVESTED IN ANY SPECIFIC INDUSTRIES?" ON PAGE 7 OF THE PROSPECTUS.

Yes. Marsico will not invest in companies whose primary line of business is the production of tobacco products or alcoholic beverages. Investments in firms primarily focused on gaming activities are also prohibited.

INSERT THE FOLLOWING INFORMATION IN PLACE OF THE ANSWER UNDER THE QUESTION "HOW ARE THE DECISIONS TO BUY AND SELL SECURITIES MADE?" ON PAGE 8 OF THE PROSPECTUS.

Marsico uses an approach that combines "top-down" analysis of economic and social trends with "bottom-up" stock selection. Top-down analysis takes into consideration macro-economic factors such as interest rates, inflation, the regulatory environment, and the global competitive landscape, as well as the most attractive global investment opportunities, industry consolidation, and other economic and social trends. The bottom-up analysis emphasizes investments in well-known, high-quality companies with specific expertise or dominance, franchise durability and pricing power, solid fundamentals such as strong balance sheets, strong management, and reasonable valuations in light of projected growth rates. Marsico may reduce or sell the Fund's investments in companies if their stock prices appreciate excessively in relation to fundamental prospects. Companies will also be sold if they fail to realize their growth potential of if there are more attractive opportunities elsewhere.

INSERT THE FOLLOWING INFORMATION IN PLACE OF THE FIRST TWO SENTENCES OF THE SECOND PARAGRAPH UNDER THE HEADING "FUND MANAGEMENT" ON PAGE 8 OF THE PROSPECTUS.

We provide investment management services to the Fund pursuant to an Interim Investment Advisory Agreement (Interim Advisory Agreement). Under this agreement, we are responsible for managing the business and affairs of the Fund, subject to the authority of and supervision by the Fund's Board of Directors (Board). The Interim Advisory Agreement is expected to be in effect until the earlier of November 25, 2002 or the date upon which shareholders of the Fund approve a new investment advisory agreement between the Fund and us (New Advisory Agreement). It is expected that the New Advisory Agreement will be submitted to shareholders of the Fund for approval at a meeting that is expected to be held in the fall of 2002.

The Fund uses a "manager-of-managers" structure. Subject to shareholder approval of this structure, we are authorized to select (with approval of the Fund's independent Board members) one or more subadvisers to manage the actual day-to-day investment of the Fund's assets. We monitor each subadviser's performance through quantitative and qualitative analysis, and periodically report to the Fund's Board as to whether each subadviser's agreement should be renewed, terminated or modified. We also are responsible for allocating assets to the subadvisers. The allocation for each subadviser can range from 0% to 100% of the Fund's assets, and we can change the allocations without Board or shareholder approval.

DELETE THE SECTION ENTITLED "PORTFOLIO MANAGERS" ON PAGE 10 OF THE PROSPECTUS AND INSERT THE FOLLOWING INFORMATION IN ITS PLACE.

We have entered into an interim investment subadvisory agreement with Marsico (Interim Subadvisory Agreement), under which Marsico provides day-to-day discretionary management of the Fund's assets in accordance with the Fund's investment objectives, policies, and restrictions, subject to the general supervision of the Fund's Board and IMCO. The Interim Subadvisory Agreement is expected to be in effect until the earlier of November 25, 2002 or the date upon which shareholders of the Fund approve a new investment subadvisory agreement between Marsico and IMCO (New Subadvisory Agreement). It is expected that the New Subadvisory Agreement will be submitted to shareholders of the Fund for approval at a meeting that is expected to be held in the fall of 2002.


Marsico is located at 1200 Seventeenth Street, Suite 1300, Denver, Colorado 80202. Marsico is a registered investment adviser formed in 1997 that became a wholly owned indirect subsidiary of Bank of America Corporation in January
2001. Marsico provides investment advisory services to mutual funds and other institutions, and handles separately managed accounts for individuals, corporations, charities and retirement plans. As of May 31, 2002, Marsico managed approximately $13 billion in assets, $9.61 billion of which are mutual fund assets for 12 client organizations. Marsico is compensated by IMCO out of the amounts we receive from the Fund.

PORTFOLIO MANAGER

Thomas F. Marsico, Chief Executive Officer of Marsico, is primarily responsible for the day-to-day management of the Fund. Mr. Marsico has more than 20 years of experience as a securities analyst and portfolio manager. Prior to forming Marsico in 1997, Mr. Marsico was an Executive Vice President of the Janus Investment Fund from 1990-1997 and served as the portfolio manager of the Janus Twenty Fund from January 31, 1988 through August 11, 1997. He also served in the same capacity for the Janus Growth & Income Fund from May 31, 1991 (inception date) through August 11, 1997.

CHANGE OF SUBADVISERS

We have received an exemptive order from the Securities and Exchange Commission
(SEC) that permits us, with the approval of the Fund's Board, to appoint and replace subadvisers, enter into subadvisory agreements and amend subadvisory agreements on behalf of the Fund without shareholder approval. We will notify shareholders within 90 days after hiring any new subadviser for the Fund. Shareholder approval of this arrangement is required before we can rely on the SEC order.

ADD THE FOLLOWING TO THE END OF THE PARAGRAPH UNDER THE HEADING "MONEY MARKET INSTRUMENTS" IN APPENDIX A ON PAGE 24 OF THE PROSPECTUS.

The  Fund's  assets  also  may be  invested  in  money  market  funds  or other
short-term   investment   funds,  as  permitted   under   applicable  laws  and
regulations, including the Investment Company Act of 1940.


                                   * * * * *

                                                                     41791-0702

[USAA EAGLE LOGO]

                             USAA MUTUAL FUND, INC.
                                USAA VALUE FUND

                         SUPPLEMENT DATED JUNE 28, 2002
                               TO THE PROSPECTUS
                              DATED AUGUST 3, 2001

     This supplement  describes important changes affecting the USAA Value Fund
(Fund).  These  changes were  proposed by USAA  Investment  Management  Company
(IMCO) and approved by the Fund's Board of Directors (Board) as being in the best interests of the Fund's shareholders. If you have any questions regarding these changes, you should contact us at 1-800-531-8181.

REVISED INVESTMENT ADVISORY ARRANGEMENTS

     On June 26, 2002, the Board approved proposals by IMCO to restructure the manner in which the Fund's assets are managed by having one or more subadvisers directly manage the Fund's investments, subject to oversight by IMCO and the Board. Both IMCO and the Board believe that the use of one or more independent subadvisers can enhance Fund performance consistent with the investment objectives and strategies of the Fund.

     In order to implement these arrangements promptly, the Board terminated the existing investment advisory agreement between the Fund and IMCO (Former Agreement) and approved both a new interim investment advisory agreement with IMCO (Interim Agreement) and an interim investment subadvisory agreement (Interim Subadvisory Agreement) between IMCO and Westwood Management Corporation (Westwood). These interim agreements, which took effect on June 28, 2002, were implemented without shareholder approval in accordance with Rule 15a-4 under the Investment Company Act of 1940, as amended.

     In determining to hire Westwood as a subadviser for the Fund, the Board considered numerous factors including, without limitation, the following: (1) the amount of assets under Westwood's management; (2) the nearly 20 years of investment management experience; (3) the greater number of portfolio managers, analysts and investment professionals dedicated to Westwood's investment management activities; (4) the performance of accounts managed by Westwood with comparable strategies and objectives as the Fund; and (5) the performance of comparable accounts managed by Westwood against a relevant benchmark index.

     Under the Interim Agreement, IMCO serves as manager and investment adviser for the Fund and provides portfolio management oversight of the Fund's assets managed by Westwood, rather than directly managing the Fund's assets. The Fund pays IMCO the same advisory fee under the Interim Agreement that it paid under the Former Agreement. Under the Interim Subadvisory Agreement, Westwood directs the investment and reinvestment of the Fund's assets (as allocated by IMCO) for which IMCO, and not the Fund, pays Westwood an annual fee.

     Under Rule 15a-4, the Interim Agreement and the Interim Subadvisory Agreement typically will terminate 150 days after the date the Former Agreement terminated. Thus, the Board will ask shareholders to approve a new investment advisory agreement (Proposed Agreement) between the Fund and IMCO and an investment subadvisory agreement (Subadvisory Agreement) between IMCO and Westwood.

     The Proposed Agreement and Subadvisory Agreement will be submitted to shareholders of the Fund at a meeting that is expected to be held in the fall of 2002. The Proposed Agreement and Subadvisory Agreement will become effective upon shareholder approval. More information about the Proposed Agreement and the Subadvisory Agreement for the Fund will be provided to the Fund's shareholders in proxy solicitation materials that are expected to be mailed in July 2002.

     Westwood   expects  to  realign  the  Fund's   portfolio  to  reflect  its
proprietary investment techniques over the next several weeks. As a result, during this period, the Fund may experience higher portfolio turnover than normal and higher related transaction costs, including brokerage commissions. In addition, the Fund may realize capital gains when portfolio positions are sold. These realized capital gains may increase the Fund's taxable distributions for the current year.

     In comparing the Fund's average annual total returns to those of relevant securities market indices, the primary comparison will now be made to the Russell 3000 Value Index. This does not affect the Lipper Index being used in the calculation of the Fund's performance adjustment.

     In addition, certain investment policies of the Fund have been modified as set forth below.

     AS A RESULT OF THESE CHANGES, THE PROSPECTUS DATED AUGUST 3, 2001 IS REVISED AS FOLLOWS.

INSERT THE FOLLOWING INFORMATION IN PLACE OF THE FIRST TWO SENTENCES ON PAGE 2 OF THE PROSPECTUS.

USAA Investment Management Company (IMCO) manages this Fund and Westwood Management Corporation (Westwood) serves as the investment subadviser for the Fund. For easier reading, IMCO and Westwood may be referred to as "we" or "us," as applicable, for portions of the prospectus that discuss investment strategies, techniques, and risks. For all other portions of the prospectus "we" or "us" solely refers to IMCO.

INSERT THE FOLLOWING INFORMATION IN PLACE OF THE ANSWER UNDER THE QUESTION "MAY THE FUND'S ASSETS BE INVESTED IN FOREIGN SECURITIES?" ON PAGE 4 OF THE PROSPECTUS.

Yes. While most of the Fund's assets will be invested in U.S. securities, we may also invest up to 20% of the Fund's total assets in foreign securities purchased in either foreign or U.S. markets. These foreign holdings may include securities issued in emerging markets as well as securities issued in established markets.

INSERT THE FOLLOWING INFORMATION IN PLACE OF THE PARAGRAPH LABELED "FOREIGN INVESTING RISK" ON PAGE 4 OF THE PROSPECTUS.

FOREIGN INVESTING RISKS. Investing in foreign securities poses unique risks: currency exchange rate fluctuations; foreign market illiquidity; increased price volatility; exchange control regulations; foreign ownership limits; different accounting, reporting, and disclosure requirements; difficulties in obtaining legal judgments; and foreign withholding taxes. Two forms of foreign investing risk are emerging markets risk and political risk.

o EMERGING MARKETS RISK. Investments in countries that are in the early stages of their industrial development involve exposure to economic structures that are generally less diverse and mature than in the United States and to political systems which may be less stable.

o POLITICAL RISK. Political risk includes a greater potential for coups d'etat, revolts, and expropriation by governmental organizations.

INSERT THE FOLLOWING INFORMATION IN PLACE OF THE FIRST TWO SENTENCES OF THE SECOND PARAGRAPH UNDER THE HEADING "FUND MANAGEMENT" ON PAGE 5 OF THE PROSPECTUS.

We provide investment management services to the Fund pursuant to an Interim Investment Advisory Agreement (Interim Advisory Agreement). Under this agreement, we are responsible for managing the business and affairs of the Fund, subject to the authority of and supervision by the Fund's Board of Directors (Board). The Interim Advisory Agreement is expected to be in effect until the earlier of November 25, 2002 or the date upon which shareholders of the Fund approve a new investment advisory agreement between the Fund and us (New Advisory Agreement). It is expected that the New Advisory Agreement will be submitted to shareholders of the Fund for approval at a meeting that is expected to be held in the fall of 2002.

The Fund uses a "manager-of-managers" structure. Subject to shareholder approval of this structure, we are authorized to select (with approval of the Fund's independent Board members) one or more subadvisers to manage the actual day-to-day investment of the Fund's assets. We monitor each subadviser's performance through quantitative and qualitative analysis, and periodically report to the Fund's Board as to whether each subadviser's agreement should be renewed, terminated or modified. We also are responsible for allocating assets to the subadvisers. The allocation for each subadviser can range from 0% to 100% of the Fund's assets, and we can change the allocations without Board or shareholder approval.

DELETE THE SECTION ENTITLED "PORTFOLIO MANAGER" ON PAGE 6 OF THE PROSPECTUS AND INSERT THE FOLLOWING INFORMATION IN ITS PLACE.

We have entered into an interim investment subadvisory agreement with Westwood (Interim Subadvisory Agreement), under which Westwood provides day-to-day discretionary management of the Fund's assets in accordance with the Fund's investment objectives, policies, and restrictions, subject to the general supervision of the Fund's Board and IMCO. The Interim Subadvisory Agreement is expected to be in effect until the earlier of November 25, 2002 or the date upon which shareholders of the Fund approve a new investment subadvisory agreement between Westwood and IMCO (New Subadvisory Agreement). It is expected that the New Subadvisory Agreement will be submitted to shareholders of the Fund for approval at a meeting that is expected to be held in the fall of 2002.

Westwood is located at 300 Crescent Court, Suite 1300, Dallas, Texas 75201 and has been in the investment management business since 1983. As of March 31, 2002, Westwood had approximately $4 billion in assets under management. Westwood is compensated by IMCO out of the amounts we receive from the Fund.

PORTFOLIO MANAGER

Susan M. Byrne, Chairman and CIO of Westwood since 1983, has 32 years of experience and is responsible for the day-to-day management of the assets of this Fund.

CHANGE OF SUBADVISERS

We have received an exemptive order from the Securities and Exchange Commission
(SEC) that permits us, with the approval of the Fund's Board, to appoint and replace subadvisers, enter into subadvisory agreements and amend subadvisory agreements on behalf of the Fund without shareholder approval. We will notify shareholders within 90 days after hiring any new subadviser for the Fund. Shareholder approval of this arrangement is required before we can rely on the SEC order.

INSERT THE FOLLOWING INFORMATION AFTER THE SECOND PARAGRAPH UNDER THE HEADING "SHARE PRICE CALCULATION" ON PAGE 11 OF THE PROSPECTUS.

Securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. The calculation of the Fund's NAV may not take place at the same time the prices of certain securities held by the Fund are determined. As a result, the NAV of the Fund's shares may change on days when the shareholders will not be able to purchase or redeem shares. In most cases, events affecting the values of portfolio securities that occur between the time their prices are determined and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the Fund's NAV. If, however, we determine that a particular event would materially affect the Fund's NAV, then we, under the general supervision of the Fund's Board, will use all relevant, available information to determine a fair value for the affected portfolios.

ADD THE FOLLOWING TO THE END OF THE PARAGRAPH UNDER THE HEADING "MONEY MARKET INSTRUMENTS" IN APPENDIX A ON PAGE 14 OF THE PROSPECTUS.

The  Fund's  assets  also  may be  invested  in  money  market  funds  or other
short-term   investment   funds,  as  permitted   under   applicable  laws  and
regulations, including the Investment Company Act of 1940.

DELETE THE SECTION ENTITLED "AMERICAN DEPOSITARY RECEIPTS (ADRS)" IN APPENDIX A ON PAGE 14 OF THE PROSPECTUS AND INSERT THE FOLLOWING PARAGRAPH.

LENDING OF SECURITIES

The Fund may engage in securities lending to increase its income. Securities lending involves the lending of securities owned by the Fund to qualified financial institutions such as certain broker-dealers. The borrowers are required to secure their loan continuously with cash collateral in an amount at least equal to the market value of the securities loaned. Cash collateral may be invested in short-term investments. If the institution with which it has engaged in a portfolio loan transaction breaches its agreement with the Fund, the Fund could experience delay in the recovery of its securities, or a capital loss. The value of the securities loaned may not exceed 33 1/3% of the value of the total assets of the Fund (including the loan collateral).


                                   * * * * *

                                                                     41790-0702

[USAA EAGLE LOGO]

                             USAA MUTUAL FUND, INC.
                            USAA CAPITAL GROWTH FUND

                         SUPPLEMENT DATED JUNE 28, 2002
                               TO THE PROSPECTUS
                             DATED DECEMBER 1, 2001
                         AS SUPPLEMENTED APRIL 5, 2002

     This supplement describes important changes affecting the USAA Capital Growth Fund (Fund). These changes were proposed by USAA Investment Management Company (IMCO) and approved by the Fund's Board of Directors (Board) as being in the best interests of the Fund's shareholders. If you have any questions regarding these changes, you should contact us at 1-800-531-8181.

REVISED INVESTMENT ADVISORY ARRANGEMENTS

     On June 26, 2002, the Board approved proposals by IMCO to restructure the manner in which the Fund's assets are managed by having one or more subadvisers directly manage the Fund's investments, subject to oversight by IMCO and the Board. Both IMCO and the Board believe that the use of one or more independent subadvisers can enhance Fund performance consistent with the investment objectives and strategies of the Fund.

     In order to implement these arrangements promptly, the Board terminated the existing investment advisory agreement between the Fund and IMCO (Former Agreement) and approved both a new interim investment advisory agreement with IMCO (Interim Agreement) and an interim investment subadvisory agreement
(Interim Subadvisory Agreement) between IMCO and Batterymarch Financial Management, Inc. (Batterymarch). These interim agreements, which took effect on June 28, 2002, were implemented without shareholder approval in accordance with Rule 15a-4 under the Investment Company Act of 1940, as amended.

     In determining to hire Batterymarch as a subadviser for the Fund, the Board considered numerous factors including, without limitation, the following:
(1) the amount of assets under Batterymarch's management; (2) the nearly 33 years of investment management experience; (3) the greater number of portfolio managers, analysts and investment professionals dedicated to Batterymarch's investment management activities; (4) the performance of accounts managed by Batterymarch with comparable strategies and objectives as the Fund; and (5) the performance of comparable accounts managed by Batterymarch against a relevant benchmark index.

     Under the Interim Agreement, IMCO serves as manager and investment adviser for the Fund and provides portfolio management oversight of the Fund's assets managed by Batterymarch, rather than directly managing the Fund's assets. The Fund pays IMCO the same advisory fee under the Interim Agreement that it paid under the Former Agreement. Under the Interim Subadvisory Agreement, Batterymarch directs the investment and reinvestment of the Fund's assets (as allocated by IMCO) for which IMCO, and not the Fund, pays Batterymarch an annual fee.

     Under Rule 15a-4, the Interim Agreement and the Interim Subadvisory Agreement typically will terminate 150 days after the date the Former Agreement terminated. Thus, the Board will ask shareholders to approve a new investment advisory agreement (Proposed Agreement) between the Fund and IMCO and an investment subadvisory agreement (Subadvisory Agreement) between IMCO and Batterymarch.

     The Proposed Agreement and Subadvisory Agreement will be submitted to shareholders of the Fund at a meeting that is expected to be held in the fall of 2002. The Proposed Agreement and Subadvisory Agreement will become effective upon shareholder approval. More information about the Proposed Agreement, including a proposed change to the benchmark index used in calculating the performance fees, and the Subadvisory Agreement for the Fund will be provided to the Fund's shareholders in proxy solicitation materials that are expected to be mailed in July 2002.

     Batterymarch expects to realign the Fund's portfolio to reflect its proprietary investment techniques over the next several weeks. As a result, during this period, the Fund may experience higher portfolio turnover than normal and higher related transaction costs, including brokerage commissions. In addition, the Fund may realize capital gains when portfolio positions are sold. These realized capital gains may increase the Fund's taxable distributions for the current year.

     In comparing the Fund's average annual total returns to those of relevant securities market indices, the primary comparison will now be made to the Russell 2000 Growth Index. This does not affect the Lipper Index being used in the calculation of the Fund's performance adjustment.

     In addition, certain investment policies of the Fund have been modified as set forth below.

     AS A RESULT OF THESE CHANGES, THE PROSPECTUS DATED DECEMBER 1, 2001, AS SUPPLEMENTED APRIL 5, 2002, IS REVISED AS FOLLOWS.

INSERT THE FOLLOWING INFORMATION IN PLACE OF THE FIRST TWO SENTENCES ON PAGE 2 OF THE PROSPECTUS.

USAA Investment Management Company (IMCO) manages this Fund and Batterymarch Financial Management, Inc. (Batterymarch) serves as the investment subadviser for the Fund. For easier reading, IMCO and Batterymarch may be referred to as "we" or "us," as applicable, for portions of the prospectus that discuss investment strategies, techniques, and risks. For all other portions of the prospectus "we" or "us" solely refers to IMCO.

DELETE THE FIRST SENTENCE OF THE THIRD PARAGRAPH OF THE ANSWER TO THE QUESTION "WHAT IS THE FUND'S PRINCIPAL INVESTMENT STRATEGY?" ON PAGE 4 OF THE PROSPECTUS AND INSERT THE FOLLOWING.

We may need to actively and frequently trade Fund securities to achieve the Fund's principal investment strategy.

ON PAGE 4 OF THE PROSPECTUS, IN THE ANSWER UNDER THE QUESTION "MAY THE FUND'S ASSETS BE INVESTED IN FOREIGN SECURITIES?" DELETE "30%" AND INSERT "20%."

DELETE THE FOURTH SENTENCE OF THE ANSWER TO THE QUESTION "HOW ARE DECISIONS TO BUY AND SELL SECURITIES MADE?" ON PAGE 5 OF THE PROSPECTUS AND INSERT THE FOLLOWING.

We may invest through initial public offerings of companies meeting these criteria.

DELETE THE PHRASE "THEREFORE, WE WILL CAREFULLY WEIGH THE ANTICIPATED BENEFITS OF TRADING." FROM THE END OF THE LAST SENTENCE IN THE THIRD PARAGRAPH OF THE ANSWER TO THE QUESTION "WHAT IS THE FUND'S PRINCIPAL INVESTMENT STRATEGY?" ON PAGE 4 OF THE PROSPECTUS.

INSERT THE FOLLOWING INFORMATION IN PLACE OF THE FIRST TWO SENTENCES OF THE SECOND PARAGRAPH UNDER THE HEADING "FUND MANAGEMENT" ON PAGE 5 OF THE PROSPECTUS.

We provide investment management services to the Fund pursuant to an Interim Investment Advisory Agreement (Interim Advisory Agreement). Under this agreement, we are responsible for managing the business and affairs of the Fund, subject to the authority of and supervision by the Fund's Board of Directors (Board). The Interim Advisory Agreement is expected to be in effect until the earlier of November 25, 2002 or the date upon which shareholders of the Fund approve a new investment advisory agreement between the Fund and us (New Advisory Agreement). It is expected that the New Advisory Agreement will be submitted to shareholders of the Fund for approval at a meeting that is expected to be held in the fall of 2002.

The Fund uses a "manager-of-managers" structure. Subject to shareholder approval of this structure, we are authorized to select (with approval of the Fund's independent Board members) one or more subadvisers to manage the actual day-to-day investment of the Fund's assets. We monitor each subadviser's performance through quantitative and qualitative analysis, and periodically report to the Fund's Board as to whether each subadviser's agreement should be renewed, terminated or modified. We also are responsible for allocating assets to the subadvisers. The allocation for each subadviser can range from 0% to 100% of the Fund's assets, and we can change the allocations without Board or shareholder approval.

DELETE THE SECTION ENTITLED "PORTFOLIO MANAGERS" ON PAGE 6 OF THE PROSPECTUS AND INSERT THE FOLLOWING INFORMATION IN ITS PLACE.

We have entered into an interim investment subadvisory agreement with Batterymarch (Interim Subadvisory Agreement), under which Batterymarch provides day-to-day discretionary management of the Fund's assets in accordance with the Fund's investment objectives, policies, and restrictions, subject to the general supervision of the Fund's Board and IMCO. The Interim Subadvisory Agreement is expected to be in effect until the earlier of November 25, 2002 or the date upon which shareholders of the Fund approve a new investment subadvisory agreement between Batterymarch and IMCO (New Subadvisory Agreement). It is expected that the New Subadvisory Agreement will be submitted to shareholders of the Fund for approval at a meeting that is expected to be held in the fall of 2002.

Batterymarch is located at 200 Clarendon Street, Boston, MA 02116 and has been in the investment management business since 1969. As of March 31, 2002, Batterymarch had approximately $6.8 billion in assets under management. Batterymarch is compensated by IMCO out of the amounts we receive from the Fund.

PORTFOLIO MANAGER

William L. Elcock, Chief Executive Officer and Senior Portfolio Manager, manages the firm's business operations, with overall responsibility for all major management decisions. He remains close to the firm's investment process, spending a significant portion of his time directing Batterymarch's U.S. investment strategies. Mr. Elcock has 20 years of investment experience. He joined Batterymarch in 1984, serving as an assistant portfolio manager and then a research analyst before becoming a portfolio manager. In 2001, he assumed additional senior management responsibilities as Deputy Chief Executive Officer. He was named Chief Executive Officer in 2002. Mr. Elcock holds a BA from the University of New Hampshire and an MBA from Suffolk University.

The Fund's strategy is managed on a team basis with Mr. Elcock as Chairperson of the team.

CHANGE OF SUBADVISERS

We have received an exemptive order from the Securities and Exchange Commission
(SEC) that permits us, with the approval of the Fund's Board, to appoint and replace subadvisers, enter into subadvisory agreements and amend subadvisory agreements on behalf of the Fund without shareholder approval. We will notify shareholders within 90 days after hiring any new subadviser for the Fund. Shareholder approval of this arrangement is required before we can rely on the SEC order.

ADD THE FOLLOWING TO THE END OF THE PARAGRAPH UNDER THE HEADING "MONEY MARKET INSTRUMENTS" IN APPENDIX A ON PAGE 15 OF THE PROSPECTUS.

The  Fund's  assets  also  may be  invested  in  money  market  funds  or other
short-term   investment   funds,  as  permitted   under   applicable  laws  and
regulations, including the Investment Company Act of 1940.

                                   * * * * *

                                                                     41794-0702

[USAA EAGLE LOGO]

                             USAA MUTUAL FUND, INC.
                           USAA SMALL CAP STOCK FUND

                         SUPPLEMENT DATED JUNE 28, 2002
                               TO THE PROSPECTUS
                             DATED DECEMBER 1, 2001

     This supplement describes important changes affecting the USAA Small Cap Stock Fund (Fund). These changes were proposed by USAA Investment Management Company (IMCO) and approved by the Fund's Board of Directors (Board) as being in the best interests of the Fund's shareholders. If you have any questions regarding these changes, you should contact us at 1-800-531-8181.

REVISED INVESTMENT ADVISORY ARRANGEMENTS

     On June 26, 2002, the Board approved proposals by IMCO to restructure the manner in which the Fund's assets are managed by having one or more subadvisers directly manage the Fund's investments, subject to oversight by IMCO and the Board. Both IMCO and the Board believe that the use of one or more independent subadvisers can enhance Fund performance consistent with the investment objectives and strategies of the Fund.

     In order to implement these arrangements promptly, the Board terminated the existing investment advisory agreement between the Fund and IMCO (Former Agreement) and approved both a new interim investment advisory agreement with IMCO (Interim Agreement) and an interim investment subadvisory agreement (Interim Subadvisory Agreement) between IMCO and Eagle Asset Management, Inc. (Eagle). These interim agreements, which took effect on June 28, 2002, were implemented without shareholder approval in accordance with Rule 15a-4 under the Investment Company Act of 1940, as amended.

     In determining to hire Eagle as a subadviser for the Fund, the Board considered numerous factors including, without limitation, the following: (1) the substantial amount of assets under Eagle's management; (2) the nearly 18 years of investment management experience; (3) the greater number of portfolio managers, analysts and investment professionals dedicated to Eagle's investment management activities; (4) the performance of accounts managed by Eagle with comparable strategies and objectives as the Fund; and (5) the performance of comparable accounts managed by Eagle against a relevant benchmark index.

     Under the Interim Agreement, IMCO serves as manager and investment adviser for the Fund and provides portfolio management oversight of the Fund's assets managed by Eagle, rather than directly managing the Fund's assets. The Fund pays IMCO the same advisory fee under the Interim Agreement that it paid under the Former Agreement. Under the Interim Subadvisory Agreement, Eagle directs the investment and reinvestment of the Fund's assets (as allocated by IMCO) for which IMCO, and not the Fund, pays Eagle an annual fee.

     Under Rule 15a-4, the Interim Agreement and the Interim Subadvisory Agreement typically will terminate 150 days after the date the Former Agreement terminated. Thus, the Board will ask shareholders to approve a new investment advisory agreement (Proposed Agreement) between the Fund and IMCO and an investment subadvisory agreement (Subadvisory Agreement) between IMCO and Eagle.

     The Proposed Agreement and Subadvisory Agreement will be submitted to shareholders of the Fund at a meeting that is expected to be held in the fall of 2002. The Proposed Agreement and Subadvisory Agreement will become effective upon shareholder approval. More information about the Proposed Agreement and the Subadvisory Agreement for the Fund will be provided to the Fund's shareholders in proxy solicitation materials that are expected to be mailed in July 2002.

     Eagle expects to realign the Fund's portfolio to reflect its proprietary investment techniques over the next several weeks. As a result, during this period, the Fund may experience higher portfolio turnover than normal and higher related transaction costs, including brokerage commissions. In addition, the Fund may realize capital gains when portfolio positions are sold. These realized capital gains may increase the Fund's taxable distributions for the current year.

     In comparing the Fund's average annual total returns to those of relevant securities market indices, the primary comparison will now be made to the Russell 2000 Index. This does not affect the Lipper Index being used in the calculation of the Fund's performance adjustment.

     In addition, certain investment policies of the Fund have been modified as set forth below.

     AS A RESULT OF THESE CHANGES, THE PROSPECTUS DATED DECEMBER 1, 2001 IS REVISED AS FOLLOWS.

INSERT THE FOLLOWING INFORMATION IN PLACE OF THE FIRST TWO SENTENCES ON PAGE 2 OF THE PROSPECTUS.

USAA Investment Management Company (IMCO) manages this Fund and Eagle Asset Management, Inc. (Eagle) serves as the investment subadviser for the Fund. For easier reading, IMCO and Eagle may be referred to as "we" or "us," as applicable, for portions of the prospectus that discuss investment strategies, techniques, and risks. For all other portions of the prospectus "we" or "us" solely refers to IMCO.

Insert the following information just before the question "What defines small-cap stocks?" on page 7 of the Prospectus.

Q    MAY THE FUND'S ASSETS BE INVESTED IN FOREIGN SECURITIES?

A Yes. While most of the Fund's assets will be invested in U.S.securities, we may also invest up to 20% of the Fund's total assets in foreign securities purchased in either foreign or U.S. markets. These foreign holdings may include securities issued in emerging markets as well as securities issued in established markets.

FOREIGN INVESTING RISKS. Investing in foreign securities poses unique risks: currency exchange rate fluctuations; foreign market illiquidity; increased price volatility; exchange control regulations; foreign ownership limits; different accounting, reporting, and disclosure requirements; difficulties in obtaining legal judgments; and foreign withholding taxes. Two forms of foreign investing risk are emerging markets risk and political risk.

o EMERGING MARKETS RISK. Investments in countries that are in the early stages of their industrial development involve exposure to economic structures that are generally less diverse and mature than in the United States and to political systems which may be less stable.

o POLITICAL RISK. Political risk includes a greater potential for coups d'etat, revolts, and expropriation by governmental organizations.

INSERT THE FOLLOWING INFORMATION IN PLACE OF THE FIRST TWO SENTENCES OF THE SECOND PARAGRAPH UNDER THE HEADING "FUND MANAGEMENT" ON PAGE 8 OF THE PROSPECTUS.

We provide investment management services to the Fund pursuant to an Interim Investment Advisory Agreement (Interim Advisory Agreement). Under this agreement, we are responsible for managing the business and affairs of the Fund, subject to the authority of and supervision by the Fund's Board of Directors (Board). The Interim Advisory Agreement is expected to be in effect until the earlier of November 25, 2002 or the date upon which shareholders of the Fund approve a new investment advisory agreement between the Fund and us (New Advisory Agreement). It is expected that the New Advisory Agreement will be submitted to shareholders of the Fund for approval at a meeting that is expected to be held in the fall of 2002.

The Fund uses a "manager-of-managers" structure. Subject to shareholder approval of this structure, we are authorized to select (with approval of the Fund's independent Board members) one or more subadvisers to manage the actual day-to-day investment of the Fund's assets. We monitor each subadviser's performance through quantitative and qualitative analysis, and periodically report to the Fund's Board as to whether each subadviser's agreement should be renewed, terminated or modified. We also are responsible for allocating assets to the subadvisers. The allocation for each subadviser can range from 0% to 100% of the Fund's assets, and we can change the allocations without Board or shareholder approval.

DELETE THE SECTION ENTITLED "PORTFOLIO MANAGER" ON PAGE 9 OF THE PROSPECTUS AND INSERT THE FOLLOWING INFORMATION IN ITS PLACE.

We have entered into an interim  investment  subadvisory  agreement  with Eagle
(Interim Subadvisory Agreement), under which Eagle provides day-to-day discretionary management of the Fund's assets in accordance with the Fund's investment objectives, policies, and restrictions, subject to the general supervision of the Fund's Board and IMCO. The Interim Subadvisory Agreement is expected to be in effect until the earlier of November 25, 2002 or the date upon which shareholders of the Fund approve a new investment subadvisory agreement between Eagle and IMCO (New Subadvisory Agreement). It is expected that the New Subadvisory Agreement will be submitted to shareholders of the Fund for approval at a meeting that is expected to be held in the fall of 2002.

Eagle, located at 880 Carillon Parkway, St. Petersburg, Florida 33716, is a registered investment adviser formed in 1984. As of May 31, 2002, the total of mutual fund assets under management is approximately $1.62 billion, while the total assets under management is approximately $5.96 billion. Eagle is compensated by IMCO out of the amounts we receive from the Fund.

PORTFOLIO MANAGER

Todd McCallister, CFA, is a Managing Director of Eagle and is the portfolio manager for its Small Cap Core accounts. Mr. McCallister has 14 years of investment and financial experience. Prior to joining Eagle in 1997, he served as portfolio manager at Investment Advisers, Inc., which managed over $1.5 billion in mid-cap growth products. Mr. McCallister also served as a portfolio manager at ANB Investment Management in Chicago for five years. He earned his B.A. degree with highest honors from the University of North Carolina in 1982 and his Ph.D. degree in economics from the University of Virginia in 1987.

Stacey Thomas, CFA, Assistant Portfolio Manager, has five years of investment experience and has worked for Eagle for two years. She served as a Corporate Finance Analyst in the investment banking group at Raymond James Financial from July of 1997 to July of 1999. She holds a Bachelor's degree in government from Harvard University where she graduated cum laude.

CHANGE OF SUBADVISERS

We have received an exemptive order from the Securities and Exchange Commission
(SEC) that permits us, with the approval of the Fund's Board, to appoint and replace subadvisers, enter into subadvisory agreements and amend subadvisory agreements on behalf of the Fund without shareholder approval. We will notify shareholders within 90 days after hiring any new subadviser for the Fund. Shareholder approval of this arrangement is required before we can rely on the SEC order.

INSERT THE FOLLOWING INFORMATION AFTER THE SECOND PARAGRAPH UNDER THE HEADING "SHARE PRICE CALCULATION" ON PAGE 18 OF THE PROSPECTUS.

Securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. The calculation of the Fund's NAV may not take place at the same time the prices of certain securities held by the Fund are determined. As a result, the NAV of the Fund's shares may change on days when the shareholders will not be able to purchase or redeem shares. In most cases, events affecting the values of portfolio securities that occur between the time their prices are determined and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the Fund's NAV. If, however, we determine that a particular event would materially affect the Fund's NAV, then we, under the general supervision of the Fund's Board, will use all relevant, available information to determine a fair value for the affected portfolios.

ADD THE FOLLOWING TO THE END OF THE PARAGRAPH UNDER THE HEADING "MONEY MARKET INSTRUMENTS" IN APPENDIX A ON PAGE 22 OF THE PROSPECTUS.

The  Fund's  assets  also  may be  invested  in  money  market  funds  or other
short-term   investment   funds,  as  permitted   under   applicable  laws  and
regulations, including the Investment Company Act of 1940.


                                   * * * * *

                                                                     41793-0702

[USAA EAGLE LOGO]

                             USAA MUTUAL FUND, INC.
                             USAA INCOME STOCK FUND

                         SUPPLEMENT DATED JUNE 28, 2002
                               TO THE PROSPECTUS
                             DATED DECEMBER 1, 2001

     This supplement describes important changes affecting the USAA Income Stock Fund (Fund). These changes were proposed by USAA Investment Management Company (IMCO) and approved by the Fund's Board of Directors (Board) as being in the best interests of the Fund's shareholders. If you have any questions regarding these changes, you should contact us at 1-800-531-8181.

REVISED INVESTMENT ADVISORY ARRANGEMENTS

     On June 26, 2002, the Board approved proposals by IMCO to restructure the manner in which the Fund's assets are managed by having one or more subadvisers directly manage the Fund's investments, subject to oversight by IMCO and the Board. Both IMCO and the Board believe that the use of one or more independent subadvisers can enhance Fund performance consistent with the investment objectives and strategies of the Fund.

     In order to implement these arrangements promptly, the Board terminated the existing investment advisory agreement between the Fund and IMCO (Former Agreement) and approved a new interim investment advisory agreement with IMCO (Interim Agreement) and two interim investment subadvisory agreements (Interim Subadvisory Agreements), one between IMCO and The Boston Company Asset Management, LLC (The Boston Company) and the other between IMCO and Westwood Management Corporation (Westwood). These interim agreements, which took effect on June 28, 2002, were implemented without shareholder approval in accordance with Rule 15a-4 under the Investment Company Act of 1940, as amended.

     In determining to hire The Boston Company as a subadviser for the Fund, the Board considered numerous factors including, without limitation, the following: (1) the amount of assets under The Boston Company's management; (2) the nearly 32 years of investment management experience; (3) the greater number of portfolio managers, analysts and investment professionals dedicated to The Boston Company's investment management activities; (4) the performance of accounts managed by The Boston Company with comparable strategies and objectives as the Fund; and (5) the performance of comparable accounts managed by The Boston Company against a relevant benchmark index.

     In determining to hire Westwood as a subadviser for the Fund, the Board considered numerous factors including, without limitation, the following: (1) the amount of assets under Westwood's management; (2) the nearly 20 years of investment management experience; (3) the greater number of portfolio managers, analysts and investment professionals dedicated to Westwood's investment management activities; (4) the performance of accounts managed by Westwood with comparable strategies and objectives as the Fund; and (5) the performance of comparable accounts managed by Westwood against a relevant benchmark index.

     Under the Interim Agreement, IMCO serves as manager and investment adviser for the Fund and provides portfolio management oversight of the Fund's assets managed by The Boston Company and Westwood, rather than directly managing the Fund's assets. The Fund pays IMCO the same advisory fee under the Interim
Agreement that it paid under the Former Agreement. Under the Interim Subadvisory Agreements, The Boston Company and Westwood direct the investment and reinvestment of the Fund's assets (as allocated by IMCO) for which IMCO, and not the Fund, pays The Boston Company and Westwood an annual fee.

     Under Rule  15a-4,  the  Interim  Agreement  and the  Interim  Subadvisory
Agreements typically will terminate 150 days after the date the Former Agreement terminated. Thus, the Board will ask shareholders to approve a new investment advisory agreement (Proposed Agreement) between the Fund and IMCO and two investment subadvisory agreements (Subadvisory Agreements), one between IMCO and The Boston Company and the other between IMCO and Westwood.

     The Proposed Agreement and Subadvisory Agreements will be submitted to shareholders of the Fund at a meeting that is expected to be held in the fall of 2002. The Proposed Agreement and Subadvisory Agreements will become effective upon shareholder approval. More information about the Proposed Agreement, including a proposed change to the benchmark index used in calculating the performance fees, and the Subadvisory Agreements for the Fund will be provided to the Fund's shareholders in proxy solicitation materials that are expected to be mailed in July 2002.

     The Boston Company and Westwood expect to realign the Fund's portfolio to reflect their proprietary investment techniques over the next several weeks. As a result, during this period, the Fund may experience higher portfolio turnover than normal and higher related transaction costs, including brokerage commissions. In addition, the Fund may realize capital gains when portfolio positions are sold. These realized capital gains may increase the Fund's taxable distributions for the current year.

     In comparing the Fund's average annual total returns to those of relevant securities market indices, the primary comparison will now be made to the Russell 1000 Value Index. This does not affect the Lipper Index being used in the calculation of the Fund's performance adjustment.

     In addition, certain investment policies of the Fund have been modified as set forth below.

     AS A RESULT OF THESE CHANGES, THE PROSPECTUS DATED DECEMBER 1, 2001 IS REVISED AS FOLLOWS.

INSERT THE FOLLOWING INFORMATION IN PLACE OF THE FIRST TWO SENTENCES ON PAGE 2 OF THE PROSPECTUS.

USAA Investment Management Company manages this Fund and The Boston Company Asset Management, LLC (The Boston Company) and Westwood Management Corporation (Westwood) serve as investment subadvisers for the Fund. For easier reading, IMCO, The Boston Company, and Westwood may be referred to as "we" or "us," as applicable, for portions of the prospectus that discuss investment strategies, techniques, and risks. For all other portions of the prospectus "we" or "us" solely refers to IMCO.

INSERT THE FOLLOWING INFORMATION IN PLACE OF THE QUESTION "MAY THE FUND'S ASSETS BE INVESTED IN SECURITIES OF FOREIGN ISSUERS?" AND THE RESPONSE TO THIS QUESTION ON PAGE 7 OF THE PROSPECTUS.

Q    MAY THE FUND'S ASSETS BE INVESTED IN FOREIGN SECURITIES?

A Yes. While most of the Fund's assets will be invested in U.S. securities, we may also invest up to 20% of the Fund's total assets in foreign securities purchased in either foreign or U.S. markets. These foreign holdings may include securities issued in emerging markets as well as securities issued in established markets.

INSERT THE FOLLOWING INFORMATION IN PLACE OF THE PARAGRAPH LABELED "FOREIGN INVESTING RISK" ON PAGE 7 OF THE PROSPECTUS.

FOREIGN INVESTING RISKS. Investing in foreign securities poses unique risks: currency exchange rate fluctuations; foreign market illiquidity; increased price volatility; exchange control regulations; foreign ownership limits; different accounting, reporting, and disclosure requirements; difficulties in obtaining legal judgments; and foreign withholding taxes. Two forms of foreign investing risk are emerging markets risk and political risk.

o EMERGING MARKETS RISK. Investments in countries that are in the early stages of their industrial development involve exposure to economic structures that are generally less diverse and mature than in the United States and to political systems which may be less stable.

o POLITICAL RISK. Political risk includes a greater potential for coups d'etat, revolts, and expropriation by governmental organizations.

INSERT THE FOLLOWING INFORMATION IN PLACE OF THE FIRST TWO SENTENCES OF THE SECOND PARAGRAPH UNDER THE HEADING "FUND MANAGEMENT" ON PAGES 7-8 OF THE PROSPECTUS.

We provide investment management services to the Fund pursuant to an Interim Investment Advisory Agreement (Interim Advisory Agreement). Under this agreement, we are responsible for managing the business and affairs of the Fund, subject to the authority of and supervision by the Fund's Board of Directors (Board). The Interim Advisory Agreement is expected to be in effect until the earlier of November 25, 2002 or the date upon which shareholders of the Fund approve a new investment advisory agreement between the Fund and us (New Advisory Agreement). It is expected that the New Advisory Agreement will be submitted to shareholders of the Fund for approval at a meeting that is expected to be held in the fall of 2002.

The Fund uses a "manager-of-managers" structure. Subject to shareholder approval of this structure, we are authorized to select (with approval of the Fund's independent Board members) one or more subadvisers to manage the actual day-to-day investment of the Fund's assets. We monitor each subadviser's performance through quantitative and qualitative analysis, and periodically report to the Fund's Board as to whether each subadviser's agreement should be renewed, terminated or modified. We also are responsible for allocating assets to the subadvisers. The allocation for each subadviser can range from 0% to 100% of the Fund's assets, and we can change the allocations without Board or shareholder approval.

DELETE THE SECTION ENTITLED "PORTFOLIO MANAGER" ON PAGE 9 OF THE PROSPECTUS AND INSERT THE FOLLOWING INFORMATION IN ITS PLACE.

We have entered into interim investment subadvisory agreements with The Boston Company and Westwood (Interim Subadvisory Agreements), under which The Boston Company and Westwood provide day-to-day discretionary management of the Fund's assets in accordance with the Fund's investment objectives, policies, and restrictions, subject to the general supervision of the Fund's Board and IMCO. The Interim Subadvisory Agreements are expected to be in effect until the earlier of November 25, 2002 or the date upon which shareholders of the Funds approve new investment subadvisory agreements, one between The Boston Company and us and the other between Westwood and IMCO (New Subadvisory Agreements). It is expected that the New Subadvisory Agreements will be submitted to shareholders of the Fund for approval at a meeting that is expected to be held in the fall of 2002.

The Boston Company is located at Mellon Financial Center, One Boston Place, Boston, MA 02108-4408. As of December 31, 2001, The Boston Company subadvised 12 mutual funds with assets under management of approximately $1.2 billion. Westwood is located at 300 Crescent Court, Suite 1300, Dallas, Texas 75201 and has been in the investment management business since 1983. As of March 31, 2002, Westwood had approximately $4 billion in assets under management. The Boston Company and Westwood are compensated by IMCO out of the amounts we receive from the Fund.

PORTFOLIO MANAGERS

THE BOSTON COMPANY

Valerie J. Sill, CFA, Senior Vice President and Chairperson of Equity Policy Group, The Boston Company. Ms. Sill is a portfolio manager for both Balanced and Large Cap Value Equity accounts. She holds a bachelor's degree, magna cum laude, in Economics and Philosophy from Wellesley College and an MBA from Harvard Business School. She earned the Chartered Financial Analyst designation in 1993.

The Fund's strategy is managed on a team basis with Ms. Sill as Chairperson of the team.

WESTWOOD

Susan M. Byrne, Chairman and CIO of Westwood since 1983, has 32 years of experience and is responsible for the day-to-day management of Westwood's portion of the assets of this Fund.

CHANGE OF SUBADVISERS

We have received an exemptive order from the Securities and Exchange Commission
(SEC) that permits us, with the approval of the Fund's Board, to appoint and replace subadvisers, enter into subadvisory agreements and amend subadvisory agreements on behalf of the Fund without shareholder approval. We will notify shareholders within 90 days after hiring any new subadviser for the Fund. Shareholder approval of this arrangement is required before we can rely on the SEC order.

INSERT THE FOLLOWING INFORMATION AFTER THE SECOND PARAGRAPH UNDER THE HEADING "SHARE PRICE CALCULATION" ON PAGE 17 OF THE PROSPECTUS.

Securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. The calculation of the Fund's NAV may not take place at the same time the prices of certain securities held by the Fund are determined. As a result, the NAV of the Fund's shares may change on days when the shareholders will not be able to purchase or redeem shares. In most cases, events affecting the values of portfolio securities that occur between the time their prices are determined and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the Fund's NAV. If, however, we determine that a particular event would materially affect the Fund's NAV, then we, under the general supervision of the Fund's Board of Directors, will use all relevant, available information to determine a fair value for the affected portfolios.

ADD THE FOLLOWING TO THE END OF THE PARAGRAPH UNDER THE HEADING "MONEY MARKET INSTRUMENTS" IN APPENDIX A ON PAGE 22 OF THE PROSPECTUS.

The  Fund's  assets  also  may be  invested  in  money  market  funds  or other
short-term   investment   funds,  as  permitted   under   applicable  laws  and
regulations, including the Investment Company Act of 1940.


                                   * * * * *

                                                                     41789-0702

[USAA EAGLE LOGO]

                             USAA MUTUAL FUND, INC.
                         USAA SCIENCE & TECHNOLOGY FUND

                         SUPPLEMENT DATED JUNE 28, 2002
                               TO THE PROSPECTUS
                             DATED DECEMBER 1, 2001

     This supplement describes important changes affecting the USAA Science & Technology Fund (Fund). These changes were proposed by USAA Investment Management Company (IMCO) and approved by the Fund's Board of Directors (Board) as being in the best interests of the Fund's shareholders. If you have any questions regarding these changes, you should contact us at 1-800-531-8181.

REVISED INVESTMENT ADVISORY ARRANGEMENTS

     On June 26, 2002, the Board approved proposals by IMCO to restructure the manner in which the Fund's assets are managed by having one or more subadvisers directly manage the Fund's investments in the technology sector, subject to oversight by IMCO and the Board. Both IMCO and the Board believe that the use of one or more independent subadvisers can enhance Fund performance consistent with the investment objectives and strategies of the Fund.

     In order to implement these arrangements promptly, the Board terminated the existing investment advisory agreement between the Fund and IMCO (Former Agreement) and approved both a new interim investment advisory agreement with IMCO (Interim Agreement) and an interim investment subadvisory agreement (Interim Subadvisory Agreement) between IMCO and Wellington Management Company, LLP (Wellington Management). These interim agreements, which took effect on June 28, 2002, were implemented without shareholder approval in accordance with Rule 15a-4 under the Investment Company Act of 1940, as amended.

     In determining to hire Wellington Management as a subadviser for the Fund, the Board considered numerous factors including, without limitation, the following: (1) the substantial amount of assets under Wellington Management's management; (2) the more than 70 years of investment management experience; (3) the greater number of portfolio managers, analysts and investment professionals dedicated to Wellington Management's investment management activities; (4) the performance of accounts managed by Wellington Management with comparable strategies and objectives as the Fund; and (5) the performance of comparable accounts managed by Wellington Management against a relevant benchmark index.

     Under the Interim Agreement, IMCO serves as manager and investment adviser for the Fund and provides portfolio management oversight of the Fund's assets managed by Wellington Management, rather than directly managing this portion of the Fund's assets. The Fund pays IMCO the same advisory fee under the Interim Agreement that it paid under the Former Agreement. Under the Interim Subadvisory Agreement, Wellington Management directs the investment and reinvestment of the Fund's assets (as allocated by IMCO) for which IMCO, and not the Fund, pays Wellington Management an annual fee.

     Under Rule 15a-4, the Interim Agreement and the Interim Subadvisory Agreement typically will terminate 150 days after the date the Former Agreement terminated. Thus, the Board will ask shareholders to approve a new investment advisory agreement (Proposed Agreement) between the Fund and IMCO and an investment subadvisory agreement (Subadvisory Agreement) between IMCO and Wellington Management.

     The Proposed Agreement and Subadvisory Agreement will be submitted to shareholders of the Fund at a meeting that is expected to be held in the fall of 2002. The Proposed Agreement and Subadvisory Agreement will become effective upon shareholder approval. More information about the Proposed Agreement and the Subadvisory Agreement for the Fund will be provided to the Fund's shareholders in proxy solicitation materials that are expected to be mailed in July 2002.

     Wellington Management expects to realign the Fund's portfolio to reflect its proprietary investment techniques over the next several weeks. As a result, during this period, the Fund may experience higher portfolio turnover than normal and higher related transaction costs, including brokerage commissions. In addition, the Fund may realize capital gains when portfolio positions are sold. These realized capital gains may increase the Fund's taxable distributions for the current year.

     In addition, certain investment policies of the Fund have been modified as set forth below.

     AS A RESULT OF THESE CHANGES, THE PROSPECTUS DATED DECEMBER 1, 2001 IS REVISED AS FOLLOWS.

INSERT THE FOLLOWING INFORMATION IN PLACE OF THE FIRST TWO SENTENCES ON PAGE 2 OF THE PROSPECTUS.

USAA Investment Management Company manages this Fund and Wellington Management Company, LLP (Wellington Management) serves as the investment subadviser for the Fund's investments in the technology sector. For easier reading, IMCO and Wellington Management may be referred to as "we" or "us," as applicable, throughout the prospectus. Please note that IMCO and Wellington Management are not affiliated other than as adviser and subadviser, respectively.

INSERT THE FOLLOWING INFORMATION IN PLACE OF THE ANSWER UNDER THE QUESTION "MAY THE FUND'S ASSETS BE INVESTED IN FOREIGN SECURITIES?" ON PAGE 7 OF THE PROSPECTUS.

Yes. While most of the Fund's assets will be invested in U.S. securities, we may also invest up to 20% of the Fund's total assets in foreign securities purchased in either foreign or U.S. markets. These foreign holdings may include securities issued in emerging markets as well as securities issued in established markets.

INSERT THE FOLLOWING INFORMATION IN PLACE OF THE PARAGRAPH LABELED "FOREIGN INVESTING RISK" ON PAGE 7 OF THE PROSPECTUS.

FOREIGN INVESTING RISKS. Investing in foreign securities poses unique risks: currency exchange rate fluctuations; foreign market illiquidity; increased price volatility; exchange control regulations; foreign ownership limits; different accounting, reporting, and disclosure requirements; difficulties in obtaining legal judgments; and foreign withholding taxes. Two forms of foreign investing risk are emerging markets risk and political risk.

o EMERGING MARKETS RISK. Investments in countries that are in the early stages of their industrial development involve exposure to economic structures that are generally less diverse and mature than in the United States and to political systems which may be less stable.

o POLITICAL RISK. Political risk includes a greater potential for coups d'etat, revolts, and expropriation by governmental organizations.

INSERT THE FOLLOWING INFORMATION IN PLACE OF THE FIRST TWO SENTENCES OF THE SECOND PARAGRAPH UNDER THE HEADING "FUND MANAGEMENT" ON PAGE 8 OF THE PROSPECTUS.

We provide investment management services to the Fund pursuant to an Interim Investment Advisory Agreement (Interim Advisory Agreement). Under this agreement, we are responsible for managing the business and affairs of the Fund, subject to the authority of and supervision by the Fund's Board of Directors (Board). The Interim Advisory Agreement is expected to be in effect until the earlier of November 25, 2002 or the date upon which shareholders of the Fund approve a new investment advisory agreement between the Fund and us (New Advisory Agreement). It is expected that the New Advisory Agreement will be submitted to shareholders of the Fund for approval at a meeting that is expected to be held in the fall of 2002.

The Fund uses a "manager-of-managers" structure. Subject to shareholder approval of this structure, we are authorized to select (with approval of the Fund's independent Board members) one or more subadvisers to manage the actual day-to-day investment of the Fund's assets. We monitor each subadviser's performance through quantitative and qualitative analysis, and periodically report to the Fund's Board as to whether each subadviser's agreement should be renewed, terminated or modified. We also are responsible for allocating assets to the subadvisers. The allocation for each subadviser can range from 0% to 100% of the Fund's assets, and we can change the allocations without Board or shareholder approval.

We also are responsible for the day-to-day investment management of the portion of the Fund that invests in equity securities of companies that we expect will benefit from the development and use of scientific advances and improvements.

DELETE THE SECTION ENTITLED "PORTFOLIO MANAGER" ON PAGE 9 OF THE PROSPECTUS AND INSERT THE FOLLOWING INFORMATION IN ITS PLACE.

We have entered into an interim investment subadvisory agreement with Wellington Management (Interim Subadvisory Agreement), under which Wellington Management provides day-to-day discretionary management of the portion of the Fund that invests in equity securities of companies that Wellington Management expects will benefit from the development and use of technological advances and improvements. Wellington Management manages these assets in accordance with the Fund's investment objectives, policies, and restrictions, subject to the general supervision of the Fund's Board and IMCO. The Interim Subadvisory Agreement is expected to be in effect until the earlier of November 25, 2002 or the date upon which shareholders of the Fund approve a new investment subadvisory agreement between Wellington Management and IMCO (New Subadvisory Agreement). It is expected that the New Subadvisory Agreement will be submitted to shareholders of the Fund for approval at a meeting that is expected to be held in the fall of 2002.

Wellington Management is a Massachusetts limited liability partnership with principal offices at 75 State Street, Boston, Massachusetts 02109. Wellington Management is a professional investment counseling firm that provides investment services to investment companies, employee benefit plans, endowments, foundations and other institutions. Wellington Management and its predecessor organizations have provided investment advisory services for over 70 years. As of March 31, 2002, Wellington Management had investment management authority with respect to approximately $322 billion in assets. Wellington Management is compensated by IMCO out of the amounts IMCO receives from the Fund.

PORTFOLIO MANAGERS

Camille Menasco Alexander, CFA, Assistant Vice President of Private Investment Management at IMCO, manages both private and institutional portfolios. Prior to joining USAA in 1998, Ms. Alexander spent five years as a portfolio manager at Frost National Bank, where she co-managed the Frost Employee Benefit Equity Fund. She also managed personal trusts, endowments and employee benefit accounts. Ms. Alexander earned a Bachelor's degree in Economics from the University of Texas at San Antonio. She holds the Chartered Financial Analyst designation and is a member of the Association for Investment Management and Research, the San Antonio Society of Financial Analysts, and the San Antonio Business and Economics Society.

Scott Simpson, Senior Vice President, joined Wellington Management in 1995. Mr. Simpson is a Portfolio Manager and an Analyst in the Global Industry Research Group. He focuses on the computer software sector and all aspects of the Internet, including on-line services, media, and software companies. He received his BBA from the University of Michigan in 1990 and an MBA from Harvard Business School in 1995.

CHANGE OF SUBADVISERS

We have received an exemptive order from the Securities and Exchange Commission
(SEC) that permits us, with the approval of the Fund's Board, to appoint and replace subadvisers, enter into subadvisory agreements and amend subadvisory agreements on behalf of the Fund without shareholder approval. We will notify shareholders within 90 days after hiring any new subadviser for the Fund. Shareholder approval of this arrangement is required before we can rely on the SEC order.

ADD THE FOLLOWING TO THE END OF THE PARAGRAPH UNDER THE HEADING "MONEY MARKET INSTRUMENTS" IN APPENDIX A ON PAGE 23 OF THE PROSPECTUS.

The  Fund's  assets  also  may be  invested  in  money  market  funds  or other
short-term   investment   funds,  as  permitted   under   applicable  laws  and
regulations, including the Investment Company Act of 1940.


                                   * * * * *

                                                                     41792-0702

[USAA EAGLE LOGO]

                             USAA MUTUAL FUND, INC.
                           USAA GROWTH & INCOME FUND

                         SUPPLEMENT DATED JUNE 28, 2002
                               TO THE PROSPECTUS
                             DATED DECEMBER 1, 2001

     This supplement describes important changes affecting the USAA Growth & Income Fund (Fund). These changes were proposed by USAA Investment Management Company (IMCO) and approved by the Fund's Board of Directors (Board) as being in the best interests of the Fund's shareholders. If you have any questions regarding these changes, you should contact us at 1-800-531-8181.

REVISED INVESTMENT ADVISORY ARRANGEMENTS

     On June 26, 2002, the Board approved proposals by IMCO to restructure the manner in which the Fund's assets are managed by having one or more subadvisers directly manage the Fund's investments, subject to oversight by IMCO and the Board. Both IMCO and the Board believe that the use of one or more independent subadvisers can enhance Fund performance consistent with the investment objectives and strategies of the Fund.

     In order to implement these arrangements promptly, the Board terminated the existing investment advisory agreement between the Fund and IMCO (Former Agreement) and approved both a new interim investment advisory agreement with IMCO (Interim Agreement) and an interim investment subadvisory agreement (Interim Subadvisory Agreement) between IMCO and Wellington Management Company, LLP (Wellington Management). These interim agreements, which took effect on June 28, 2002, were implemented without shareholder approval in accordance with Rule 15a-4 under the Investment Company Act of 1940, as amended.

     In determining to hire Wellington Management as a subadviser for the Fund, the Board considered numerous factors including, without limitation, the following: (1) the substantial amount of assets under Wellington Management's management; (2) the more than 70 years of investment management experience; (3) the greater number of portfolio managers, analysts and investment professionals dedicated to Wellington Management's investment management activities; (4) the performance of accounts managed by Wellington Management with comparable strategies and objectives as the Fund; and (5) the performance of comparable accounts managed by Wellington Management against a relevant benchmark index.

     Under the Interim Agreement, IMCO serves as manager and investment adviser for the Fund and provides portfolio management oversight of the Fund's assets managed by Wellington Management, rather than directly managing the Fund's assets. The Fund pays IMCO the same advisory fee under the Interim Agreement that it paid under the Former Agreement. Under the Interim Subadvisory Agreement, Wellington Management directs the investment and reinvestment of the Fund's assets (as allocated by IMCO) for which IMCO, and not the Fund, pays Wellington Management an annual fee.

     Under Rule 15a-4, the Interim Agreement and the Interim Subadvisory Agreement typically will terminate 150 days after the date the Former Agreement terminated. Thus, the Board will ask shareholders to approve a new investment advisory agreement (Proposed Agreement) between the Fund and IMCO and an investment subadvisory agreement (Subadvisory Agreement) between IMCO and Wellington Management. In connection with the restructing of the manner in which the Fund's asset are managed, the Board also will ask shareholders to approve a revision to the Fund's investment objectives, which, if approved, will make capital growth the Fund's primary objective and current income the secondary objective.

     The Proposed Agreement and Subadvisory Agreement will be submitted to shareholders of the Fund at a meeting that is expected to be held in the fall of 2002. The Proposed Agreement and Subadvisory Agreement will become effective upon shareholder approval. More information about the Proposed Agreement, including a proposed change to the benchmark index used in calculating the performance fees and the proposed change in investment objective, and the Subadvisory Agreement for the Fund will be provided to the Fund's shareholders in proxy solicitation materials that are expected to be mailed in July 2002.

     Wellington Management expects to realign the Fund's portfolio to reflect its proprietary investment techniques over the next several weeks. As a result, during this period, the Fund may experience higher portfolio turnover than normal and higher related transaction costs, including brokerage commissions. In addition, the Fund may realize capital gains when portfolio positions are sold. These realized capital gains may increase the Fund's taxable distributions for the current year.

     In comparing the Fund's average annual total returns to those of relevant securities market indices, the primary comparison will now be made to the Russell 3000 Index. This does not affect the Lipper Index being used in the calculation of the Fund's performance adjustment.

     In addition, certain investment policies of the Fund have been modified as set forth below.

     AS A RESULT OF THESE CHANGES, THE PROSPECTUS DATED DECEMBER 1, 2001 IS REVISED AS FOLLOWS.

INSERT THE FOLLOWING INFORMATION IN PLACE OF THE FIRST TWO SENTENCES ON PAGE 2 OF THE PROSPECTUS.

USAA Investment Management Company (IMCO) manages this Fund and Wellington Management Company, LLP (Wellington Management) serves as the investment subadviser for the Fund. For easier reading, IMCO and Wellington Management may be referred to as "we" or "us," as applicable, for portions of the prospectus that discuss investment strategies, techniques, and risks. For all other portions of the prospectus "we" or "us" solely refers to IMCO. Please note that IMCO and Wellington Management are not affiliated other than as adviser and subadviser, respectively.

INSERT THE FOLLOWING INFORMATION IN PLACE OF THE FIRST PARAGRAPH UNDER "INVESTMENT OBJECTIVE AND MAIN STRATEGY" ON PAGE 2 OF THE PROSPECTUS:

The Fund's investment objectives are capital growth and current income.

The Fund's strategy is to identify through fundamental analysis market-leading companies of all market cap sizes in industry sectors with favorable growth prospects. Fundamental analysis of a company involves the assessment of such factors as its business environment, management, balance sheet, income statement, anticipated earnings, revenues, dividends, and other related measures of value. The key characteristics of high quality companies favored by the Fund include a leadership position within an industry, a strong balance sheet, a high return on equity, and a strong management team.

INSERT THE FOLLOWING INFORMATION IN PLACE OF THE QUESTION "MAY THE FUND'S ASSETS BE INVESTED IN SECURITIES OF FOREIGN ISSUERS?" AND THE RESPONSE TO THIS QUESTION ON PAGE 7 OF THE PROSPECTUS.

Q    MAY THE FUND'S ASSETS BE INVESTED IN FOREIGN SECURITIES?

A Yes. While most of the Fund's assets will be invested in U.S. securities, we may also invest up to 20% of the Fund's total assets in foreign securities purchased in either foreign or U.S. markets. These foreign holdings may include securities issued in emerging markets as well as securities issued in established markets.

INSERT THE FOLLOWING INFORMATION IN PLACE OF THE PARAGRAPH LABELED "FOREIGN INVESTING RISK" ON PAGE 7 OF THE PROSPECTUS.

FOREIGN INVESTING RISKS. Investing in foreign securities poses unique risks: currency exchange rate fluctuations; foreign market illiquidity; increased price volatility; exchange control regulations; foreign ownership limits; different accounting, reporting, and disclosure requirements; difficulties in obtaining legal judgments; and foreign withholding taxes. Two forms of foreign investing risk are emerging markets risk and political risk.

o EMERGING MARKETS RISK. Investments in countries that are in the early stages of their industrial development involve exposure to economic structures that are generally less diverse and mature than in the United States and to political systems which may be less stable.

o POLITICAL RISK. Political risk includes a greater potential for coups d'etat, revolts, and expropriation by governmental organizations.

INSERT THE FOLLOWING INFORMATION IN PLACE OF THE FIRST TWO SENTENCES ON PAGE 8 OF THE PROSPECTUS.

We provide investment management services to the Fund pursuant to an Interim Investment Advisory Agreement (Interim Advisory Agreement). Under this agreement, we are responsible for managing the business and affairs of the Fund, subject to the authority of and supervision by the Fund's Board of Directors (Board). The Interim Advisory Agreement is expected to be in effect until the earlier of November 25, 2002 or the date upon which shareholders of the Fund approve a new investment advisory agreement between the Fund and us (New Advisory Agreement). It is expected that the New Advisory Agreement will be submitted to shareholders of the Fund for approval at a meeting that is expected to be held in the fall of 2002.

The Fund uses a "manager-of-managers" structure. Subject to shareholder approval of this structure, we are authorized to select (with approval of the Fund's independent Board members) one or more subadvisers to manage the actual day-to-day investment of the Fund's assets. We monitor each subadviser's performance through quantitative and qualitative analysis, and periodically report to the Fund's Board as to whether each subadviser's agreement should be renewed, terminated or modified. We also are responsible for allocating assets to the subadvisers. The allocation for each subadviser can range from 0% to 100% of the Fund's assets, and we can change the allocations without Board or shareholder approval.

DELETE THE SECTION ENTITLED "PORTFOLIO MANAGER" ON PAGE 9 OF THE PROSPECTUS AND INSERT THE FOLLOWING INFORMATION IN ITS PLACE.

We have entered into an interim investment subadvisory agreement with Wellington Management (Interim Subadvisory Agreement), under which Wellington Management provides day-to-day discretionary management of the Fund's assets in accordance with the Fund's investment objectives, policies, and restrictions, subject to the general supervision of the Fund's Board and IMCO. The Interim Subadvisory Agreement is expected to be in effect until the earlier of November 25, 2002 or the date upon which shareholders of the Fund approve a new investment subadvisory agreement between Wellington Management and IMCO (New Subadvisory Agreement). It is expected that the New Subadvisory Agreement will be submitted to shareholders of the Fund for approval at a meeting that is expected to be held in the fall of 2002.

Wellington Management is a Massachusetts limited liability partnership with principal offices at 75 State Street, Boston, Massachusetts 02109. Wellington Management is a professional investment counseling firm that provides investment services to investment companies, employee benefit plans, endowments, foundations and other institutions. Wellington Management and its predecessor organizations have provided investment advisory services for over 70 years. As of March 31, 2002, Wellington Management had investment management authority with respect to approximately $322 billion in assets. Wellington Management is compensated by IMCO out of the amounts IMCO receives from the Fund.

PORTFOLIO MANAGER

Matthew E. Megargel, CFA and Senior Vice President, joined Wellington Management in 1983 as a Global Industry Analyst. He began managing diversified client portfolios in 1990. Mr. Megargel received his BA in Economics from the University of North Carolina--Chapel Hill in 1979, and his MBA from the University of Virginia's Darden Graduate School of Business Administration in 1983.

CHANGE OF SUBADVISERS

We have received an exemptive order from the Securities and Exchange Commission
(SEC) that permits us, with the approval of the Fund's Board, to appoint and replace subadvisers, enter into subadvisory agreements and amend subadvisory agreements on behalf of the Fund without shareholder approval. We will notify shareholders within 90 days after hiring any new subadviser for the Fund. Shareholder approval of this arrangement is required before we can rely on the SEC order.

INSERT THE FOLLOWING INFORMATION AFTER THE SECOND PARAGRAPH UNDER THE HEADING "SHARE PRICE CALCULATION" ON PAGE 17 OF THE PROSPECTUS.

Securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. The calculation of the Fund's NAV may not take place at the same time the prices of certain securities held by the Fund are determined. As a result, the NAV of the Fund's shares may change on days when the shareholders will not be able to purchase or redeem shares. In most cases, events affecting the values of portfolio securities that occur between the time their prices are determined and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the Fund's NAV. If, however, we determine that a particular event would materially affect the Fund's NAV, then we, under the general supervision of the Fund's Board of Directors, will use all relevant, available information to determine a fair value for the affected portfolios.

ADD THE FOLLOWING TO THE END OF THE PARAGRAPH UNDER THE HEADING "MONEY MARKET INSTRUMENTS" IN APPENDIX A ON PAGE 22 OF THE PROSPECTUS.

The  Fund's  assets  also  may be  invested  in  money  market  funds  or other
short-term   investment   funds,  as  permitted   under   applicable  laws  and
regulations, including the Investment Company Act of 1940.


                                   * * * * *

                                                                     41788-0702

[USAA EAGLE LOGO]

                             USAA MUTUAL FUND, INC.
                                USAA GROWTH FUND

                         SUPPLEMENT DATED JUNE 28, 2002
                               TO THE PROSPECTUS
                             DATED DECEMBER 1, 2001

     This supplement describes important changes affecting the USAA Growth Fund
(Fund).  These  changes were  proposed by USAA  Investment  Management  Company
(IMCO) and approved by the Fund's Board of Directors (Board) as being in the best interests of the Fund's shareholders. If you have any questions regarding these changes, you should contact us at 1-800-531-8181.

REVISED INVESTMENT ADVISORY ARRANGEMENTS

     On June 26, 2002, the Board approved proposals by IMCO to restructure the manner in which the Fund's assets are managed by having one or more subadvisers directly manage the Fund's investments, subject to oversight by IMCO and the Board. Both IMCO and the Board believe that the use of one or more independent subadvisers can enhance Fund performance consistent with the investment objectives and strategies of the Fund.

     In order to implement these arrangements promptly, the Board terminated the existing investment advisory agreement between the Fund and IMCO (Former Agreement) and approved a new interim investment advisory agreement with IMCO (Interim Agreement) and two interim investment subadvisory agreements (Interim Subadvisory Agreements), one between IMCO and Dresdner RCM Global Investors LLC (Dresdner) and the other between IMCO and Marsico Capital Management, LLC (Marsico). These interim agreements, which took effect on June 28, 2002, were implemented without shareholder approval in accordance with Rule 15a-4 under the Investment Company Act of 1940, as amended.

     In determining to hire Dresdner as a subadviser for the Fund, the Board considered numerous factors including, without limitation, the following: (1) the amount of assets under Dresdner's management and advice; (2) the greater number of portfolio managers, analysts and investment professionals dedicated to Dresdner's investment management activities; (3) the performance of accounts managed by Dresdner with comparable strategies and objectives as the Fund; and
(4) the performance of comparable accounts managed by Dresdner against a relevant benchmark index.

     In determining to hire Marsico as a subadviser for the Fund, the Board considered numerous factors including, without limitation, the following: (1) the amount of assets under Marsico's management; (2) the greater number of portfolio managers, analysts and investment professionals dedicated to
Marsico's investment management activities; (3) the performance of accounts managed by Marsico with comparable strategies and objectives as the Fund; and
(4) the performance of comparable accounts managed by Marsico against a relevant benchmark index.

     Under the Interim Agreement, IMCO serves as manager and investment adviser for the Fund and provides portfolio management oversight of the Fund's assets managed by Dresdner and Marsico, rather than directly managing the Fund's assets. The Fund pays IMCO the same advisory fee under the Interim Agreement that it paid under the Former Agreement. Under the Interim Subadvisory Agreements, Dresdner and Marsico direct the investment and reinvestment of the Fund's assets (as allocated by IMCO) for which IMCO, and not the Fund, pays Dresdner and Marsico an annual fee.

     Under Rule  15a-4,  the  Interim  Agreement  and the  Interim  Subadvisory
Agreements typically will terminate 150 days after the date the Former Agreement terminated. Thus, the Board will ask shareholders to approve a new investment advisory agreement (Proposed Agreement) between the Fund and IMCO and two investment subadvisory agreements (Subadvisory Agreements), one between IMCO and Dresdner and the other between IMCO and Marsico.

     The Proposed Agreement and Subadvisory Agreements will be submitted to shareholders of the Fund at a meeting that is expected to be held in the fall of 2002. The Proposed Agreement and Subadvisory Agreements will become effective upon shareholder approval. More information about the Proposed Agreement and the Subadvisory Agreements for the Fund will be provided to the Fund's shareholders in proxy solicitation materials that are expected to be mailed in July 2002.

     Dresdner and Marsico expect to realign the Fund's portfolio to reflect their respective investment techniques over the next several weeks. As a result, during this period, the Fund may experience higher portfolio turnover than normal and higher related transaction costs, including brokerage commissions. In addition, the Fund may realize capital gains when portfolio positions are sold. These realized capital gains may increase the Fund's taxable distributions for the current year.

     In comparing the Fund's average annual total returns to those of relevant securities market indices, the primary comparison will now be made to the Russell 1000 Growth Index. This does not affect the Lipper Index being used in the calculation of the Fund's performance adjustment.

     In addition, certain investment policies of the Fund have been modified as set forth below.

     AS A RESULT OF THESE CHANGES, THE PROSPECTUS DATED DECEMBER 1, 2001 IS REVISED AS FOLLOWS.

ON PAGE 2 OF THE PROSPECTUS, DELETE THE FIRST PARAGRAPH UNDER THE HEADING "WHAT IS THE FUND'S INVESTMENT OBJECTIVE AND MAIN STRATEGY?" AND INSERT THE FOLLOWING INFORMATION.

We are the Fund's investment adviser. We have retained Dresdner RCM Global Investors LLC (Dresdner) and Marsico Capital Management, LLC (Marsico) to serve as investment subadvisers of the Fund. Dresdner and Marsico are responsible for managing the portion of the Fund's assets allocated to each of them by us. The Fund's primary investment objective is long-term growth of capital with secondary objectives of regular income and conservation of principal. The strategy of Dresdner and Marsico to achieve these objectives will be to invest the Fund's assets in equity securities of companies that are selected for their growth potential.

INSERT THE FOLLOWING INFORMATION IN PLACE OF THE ANSWER UNDER THE QUESTION "WHAT IS THE FUND'S PRINCIPAL INVESTMENT STRATEGY?" ON PAGE 6 OF THE PROSPECTUS.

The Fund's principal strategy is the investment of its assets primarily in common stocks. The Fund's investments will consist primarily of a diversified portfolio of stocks of companies selected for their growth potential. Dresdner and Marsico may also invest the Fund's assets in warrants, rights, real estate investment trusts, convertible securities, and in nonconvertible debt securities when they believe these securities will offer a good prospect for appreciation. However, Dresdner and Marsico will limit the Fund's investment in convertible securities to 5% of the value of the Fund's net assets at the time these securities are purchased.

As a temporary defensive measure because of market, economic, political, or other conditions, Dresdner and Marsico may invest up to 100% of the Fund's assets in investment-grade short-term debt instruments. This may result in the Fund not achieving its investment objective during the time it is in this temporary defensive posture.

INSERT THE FOLLOWING INFORMATION IN PLACE OF THE QUESTION "MAY THE FUND'S ASSETS BE INVESTED IN SECURITIES OF FOREIGN ISSUERS?" AND THE RESPONSE TO THIS QUESTION ON PAGE 7 OF THE PROSPECTUS.

Q    MAY THE FUND'S ASSETS BE INVESTED IN FOREIGN SECURITIES?

A Yes. While most of the Fund's assets will be invested in U.S. securities, Dresdner and Marsico may also invest up to 20% of the Fund's total assets in foreign securities purchased in either foreign or U.S. markets. These foreign holdings may include securities issued in emerging markets as well as securities issued in established markets.

INSERT THE FOLLOWING INFORMATION IN PLACE OF THE PARAGRAPH LABELED "FOREIGN INVESTING RISK" ON PAGE 7 OF THE PROSPECTUS.

FOREIGN INVESTING RISKS. Investing in foreign securities poses unique risks: currency exchange rate fluctuations; foreign market illiquidity; increased price volatility; exchange control regulations; foreign ownership limits; different accounting, reporting, and disclosure requirements; difficulties in obtaining legal judgments; and foreign withholding taxes. Two forms of foreign investing risk are emerging markets risk and political risk.

o EMERGING MARKETS RISK. Investments in countries that are in the early stages of their industrial development involve exposure to economic structures that are generally less diverse and mature than in the United States and to political systems which may be less stable.

o POLITICAL RISK. Political risk includes a greater potential for coups d'etat, revolts, and expropriation by governmental organizations.

INSERT THE FOLLOWING INFORMATION IN PLACE OF THE ANSWER UNDER THE QUESTION "HOW ARE THE DECISIONS TO BUY AND SELL COMMON STOCKS MADE?" ON PAGE 7 OF THE PROSPECTUS.

Marsico uses an approach that combines "top-down" analysis of economic and social trends with "bottom-up" stock selection. Top-down analysis takes into consideration macro-economic factors such as interest rates, inflation, the regulatory environment, and the global competitive landscape, as well as the most attractive global investment opportunities, industry consolidation, and other economic and social trends. The bottom-up analysis emphasizes investments in well-known, high-quality companies with specific expertise or dominance, franchise durability and pricing power, solid fundamentals such as strong balance sheets, strong management, and reasonable valuations in light of projected growth rates. Marsico may reduce or sell the Fund's investments in companies if their stock prices appreciate excessively in relation to fundamental prospects. Companies will also be sold if they fail to realize their growth potential or if there are more attractive opportunities elsewhere.

Dresdner uses an approach that emphasizes fundamental research and maintains a research staff that monitors a broad universe of stocks for comparative purposes. It makes use of contacts at several levels within companies, and, where appropriate, with a company's competitors, end-users, and suppliers. The analysts in Dresdner's research department follow a global universe of companies to determine whether they are good candidates for investment, and communicate recommended action on either the buy or the sell side to the portfolio management team. In addition to its fundamental research activities, Dresdner utilizes research produced by Grassroots SM Research, an operating group within Dresdner. Grassroots SM Research augments traditional Wall Street research methods by seeking to verify (or disapprove) market information pertaining to various companies and/or industries and by identifying and analyzing marketplace trends.

INSERT THE FOLLOWING INFORMATION IN PLACE OF THE FIRST TWO SENTENCES OF THE SECOND PARAGRAPH UNDER THE HEADING "FUND MANAGEMENT" ON PAGE 8 OF THE PROSPECTUS.

We provide investment management services to the Fund pursuant to an Interim Investment Advisory Agreement (Interim Advisory Agreement). Under this agreement, we are responsible for managing the business and affairs of the Fund, subject to the authority of and supervision by the Fund's Board of Directors (Board). The Interim Advisory Agreement is expected to be in effect until the earlier of November 25, 2002 or the date upon which shareholders of the Fund approve a new investment advisory agreement between the Fund and us (New Advisory Agreement). It is expected that the New Advisory Agreement will be submitted to shareholders of the Fund for approval at a meeting that is expected to be held in the fall of 2002.

The Fund uses a "manager-of-managers" structure. Subject to shareholder approval of this structure, we are authorized to select (with approval of the Fund's independent Board members) one or more subadvisers to manage the actual day-to-day investment of the Fund's assets. We monitor each subadviser's performance through quantitative and qualitative analysis, and periodically report to the Fund's Board as to whether each subadviser's agreement should be renewed, terminated or modified. We also are responsible for allocating assets to the subadvisers. The allocation for each subadviser can range from 0% to 100% of the Fund's assets, and we can change the allocations without Board or shareholder approval.

DELETE THE SECTION ENTITLED "PORTFOLIO MANAGER" ON PAGE 9 OF THE PROSPECTUS AND INSERT THE FOLLOWING INFORMATION IN ITS PLACE.

We have entered into interim investment subadvisory agreements with Dresdner and Marsico (Interim Subadvisory Agreements), under which Dresdner and Marsico direct the investment and reinvestment of the Fund's assets (as allocated by IMCO) and determines the composition of such assets in accordance with the Fund's investment objectives, policies, and restrictions, subject to the supervision of the Fund's Board and IMCO. The Interim Subadvisory Agreements are expected to be in effect until the earlier of November 25, 2002 or the date upon which shareholders of the Funds approve new investment subadvisory agreements, one between Dresdner and IMCO and the other between Marsico and IMCO (New Subadvisory Agreements). It is expected that the New Subadvisory Agreements will be submitted to shareholders of the Fund for approval at a meeting that is expected to be held in the fall of 2002.

Dresdner is located at 4 Embarcadero Center, San Francisco, California 94111. As of March 31, 2002, Dresdner had approximately $56.8 billion in assets under management and advice worldwide including approximately $35.2 billion in assets under management and advice in San Francisco and $20.8 billion in assets under management in the Large Cap Growth Equity strategy.

Marsico is located at 1200 Seventeenth Street, Suite 1300, Denver, Colorado 80202. Marsico is a registered investment adviser formed in 1997 that became a wholly owned indirect subsidiary of Bank of America Corporation in January
2001. Marsico provides investment advisory services to mutual funds and other institutions, and handles separately managed accounts for individuals, corporations, charities and retirement plans. As of May 31, 2002, Marsico managed approximately $13 billion in assets, $9.61 billion of which are mutual fund assets for 12 client organizations.

Dresdner and Marsico are compensated by IMCO out of the amounts we receive from the Fund.

PORTFOLIO MANAGERS

DRESDNER

The Large-Cap Equity Portfolio Management Team is primarily responsible for the day-to-day management of the RCM Large-Cap Growth. The Large-Cap Equity Portfolio Management Team is comprised of a team of investment professionals including, but not limited to, Seth Reicher and Mary Bersot.

Seth A. Reicher, CFA, is Managing Director, Co-CIO, a Senior Portfolio Manager on the U.S. Large Cap Equity Portfolio Management Team, a member of Dresdner Global Investment Policy Committee, and leads the San Francisco Quantitative Equity Team. His investment experience began in 1986 as an Analyst and then Portfolio Manager at Associated Capital and later Capitalcorp Asset Management. There he developed and used fundamental and quantitative disciplines to manage equity portfolios. Mr. Reicher began at Dresdner in 1993 as a Quantitative Analyst and soon after became an Assistant Portfolio Manager to the Core Portfolio Management Team. In mid-1994 he was selected to work directly with William Price (Chairman and CIO) and as the leader of Dresdner Quantitative Team. He became a Director of Dresdner in June 1996 and a Portfolio Manager on the Core Portfolio Management Team in January 1997. He is a Chartered Financial Analyst and a member of both the Security Analysts of San Francisco and the Association of Investment Management and Research. Mr. Reicher received his BBA in Finance, cum laude, from the University of Massachusetts, Amherst and holds a Certificate in International Business from the University of Copenhagen, Denmark.

Mary Bersot, CFA, is Managing Director, Co-CIO and Senior Portfolio Manager, U.S. Large Cap Equities. She had over 25 years experience managing equities before joining Dresdner in 1999 as a Director and Portfolio Manager on the U.S. Large Cap Equity Group management team. Her investment experience began in 1974 as a portfolio manager at Wells Fargo Bank where she managed investments for trusts, foundations, endowments and corporations. In 1986 she joined Citicorp Trust of California as a Vice President and Portfolio Manager and left there in 1990 to join McMorgan & Co. of San Francisco as a Senior Vice President where she contributed to the firm's ability to grow equity assets under management from $2 billion to $14 billion. While at McMorgan, Ms. Bersot managed Taft Hartley Funds as well as the balanced mutual fund, which maintained a four star rating by Morningstar. She is a member of the Security Analysts Society of San Francisco and the Association of Investment Management and Research. Ms Bersot received her BA from the University of Oregon.

MARSICO

Thomas F. Marsico, Chief Executive Officer of Marsico, is primarily responsible for the day-to-day management of the Fund. Mr. Marsico has more than 20 years of experience as a securities analyst and portfolio manager. Prior to forming Marsico in 1997, Mr. Marsico was an Executive Vice President of the Janus Investment Fund from 1990-1997 and served as the portfolio manager of the Janus Twenty Fund from January 31, 1988 through August 11, 1997. He also served in the same capacity for the Janus Growth & Income Fund from May 31, 1991 (inception date) through August 11, 1997.

CHANGE OF SUBADVISERS

We have received an exemptive order from the Securities and Exchange Commission
(SEC) that permits us, with the approval of the Fund's Board, to appoint and replace subadvisers, enter into subadvisory agreements and amend subadvisory agreements on behalf of the Fund without shareholder approval. We will notify shareholders within 90 days after hiring any new subadviser for the Fund. Shareholder approval of this arrangement is required before we can rely on the SEC order.

INSERT THE FOLLOWING INFORMATION AFTER THE SECOND PARAGRAPH UNDER THE HEADING "SHARE PRICE CALCULATION" ON PAGE 17 OF THE PROSPECTUS.

Securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. The calculation of the Fund's NAV may not take place at the same time the prices of certain securities held by the Fund are determined. As a result, the NAV of the Fund's shares may change on days when the shareholders will not be able to purchase or redeem shares. In most cases, events affecting the values of portfolio securities that occur between the time their prices are determined and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the Fund's NAV. If, however, we determine that a particular event would materially affect the Fund's NAV, then we, under the general supervision of the Fund's Board of Directors, will use all relevant, available information to determine a fair value for the affected portfolios.

DELETE THE PARAGRAPH UNDER THE HEADING "FUTURES AND OPTIONS" IN APPENDIX A ON PAGE 21 OF THE PROSPECTUS AND INSERT THE FOLLOWING.

FUTURES

Under certain circumstances, the Fund may buy and sell certain types of futures contracts. Futures contracts are publicly traded contracts to buy or sell an underlying asset or group of assets, such as currency or an index of securities, at a future time at a specified price. For more information on futures, see the SAI.

ADD THE FOLLOWING TO THE END OF THE PARAGRAPH UNDER THE HEADING "MONEY MARKET INSTRUMENTS" IN APPENDIX A ON PAGE 22 OF THE PROSPECTUS.

The  Fund's  assets  also  may be  invested  in  money  market  funds  or other
short-term   investment   funds,  as  permitted   under   applicable  laws  and
regulations, including the Investment Company Act of 1940.


                                   * * * * *

                                                                     41787-0702

[USAA EAGLE LOGO]

                             USAA MUTUAL FUND, INC.

                                  (VALUE FUND)

                         SUPPLEMENT DATED JUNE 28, 2002
                   TO THE STATEMENT OF ADDITIONAL INFORMATION
                              DATED AUGUST 3, 2001

     This supplement describes important changes affecting the USAA Value Fund. On June 26, 2002, the Board of Directors (Board) of USAA Mutual Fund, Inc. approved proposals by USAA Investment Management Company (IMCO) to restructure the manner in which the Fund's assets are managed by having Westwood Management Corporation (Westwood) directly manage the Fund's investments, subject to oversight by IMCO and the Board. In order to implement this arrangement promptly, the Board terminated the existing investment advisory agreement between the Fund and IMCO and approved both a new interim investment advisory agreement with IMCO for the Fund and an interim investment subadvisory agreement between IMCO and Westwood for the Fund.

     AS A RESULT OF THESE  CHANGES,  THE  STATEMENT OF  ADDITIONAL  INFORMATION
(SAI) IS REVISED AS FOLLOWS.

INSERT THE FOLLOWING INFORMATION IN PLACE OF PARAGRAPH (5) IN THE SECTION CAPTIONED "VALUATION OF SECURITIES" ON PAGE 2 OF THE SAI.

(5) Securities that cannot be valued by the methods set forth above, and all other assets, are valued in good faith at fair value using methods determined by the Manager and, if applicable, in consultation with the investment subadviser for the Fund (Subadviser), under the general supervision of the Board of Directors.

ADD  THE  FOLLOWING   INFORMATION  TO  THE  SECTION  CAPTIONED   "VALUATION  OF
SECURITIES" ON PAGE 2 OF THE SAI.

Securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of a Fund's NAV may not take place at the same time the price of certain securities held by the Fund are determined. In most cases, events affecting the values of portfolio securities that occur between the time their prices are determined and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the Fund's NAV. However, the Manager and, if applicable, the Subadviser will monitor for events that would materially affect the Fund's NAV. If the Manager determines that a particular event would materially affect the Fund's NAV, then the Manager, under the general supervision of the Board of Directors, will use all relevant, available information to determine a fair value for the affected portfolio securities.

THE TERM "MANAGER" IN THE SECTION CAPTIONED "INVESTMENT POLICIES" BEGINNING ON PAGE 4 OF THE SAI IS REPLACED BY THE PHRASE "MANAGER OR THE SUBADVISER."

ADD THE FOLLOWING INFORMATION AFTER THE FIRST PARAGRAPH ON PAGE 5 OF THE SAI.

LENDING OF SECURITIES

The Fund may lend its securities in accordance with a lending policy that has been authorized by the Company's Board of Directors and implemented by the Manager. Securities may be loaned only to qualified broker-dealers or other institutional investors that have been determined to be creditworthy by the Manager. When borrowing securities from the Fund, the borrower will be required to maintain cash collateral with the Company equal at all times to at least 100% of the value of the borrowed securities. During the term of each loan, the Fund will be entitled to receive payments from the borrower equal to all interest and dividends  paid on the  securities  during the
term of the loan by the issuer of the securities. In addition, the Fund will invest the cash received as collateral in high-quality short-term instruments such as obligations of the U.S. government or of its agencies or instrumentalities or in repurchase agreements or shares of money market mutual funds, thereby earning additional income.

No loan of securities will be made if, as a result, the aggregate of such loans would exceed 33 1/3% of the value of a Fund's total assets. The Fund may terminate a loan at any time.

FOREIGN SECURITIES

The Fund may  invest  its  assets in  foreign  securities  purchased  in either foreign or U.S. markets, including American Depositary Receipts (ADRs) and Global Depositary Receipts (GDRs). These foreign holdings may include securities issued in emerging markets as well as securities issued in established markets. Investing in foreign securities poses unique risks: currency-exchange-rate fluctuations; foreign-market illiquidity; increased-price volatility; exchange-control regulations; foreign ownership limits; different accounting, reporting, and disclosure requirements; political instability; and difficulties in obtaining legal judgments. In the past, equity and debt instruments of foreign markets have been more volatile than equity and debt instruments of U.S. securities markets.

INSERT THE FOLLOWING INFORMATION IN PLACE OF THE FIRST SENTENCE OF THE THIRD PARAGRAPH IN THE SECTION CAPTIONED "INVESTMENT RESTRICTIONS" ON PAGE 6 OF THE SAI.

With respect to the Fund's concentration policies as described, the Adviser and Subadviser, where applicable, use various recognized industry classifications services including, but not limited to industry classifications established by Standard & Poor's Corporation, Bloomberg L.P. and Frank Russell Company, with certain modifications. The Adviser and Subadviser also may include additional industries as separate classifications, to the extent applicable. The Adviser classifies municipal obligations by projects with similar characteristics, such as toll road revenue bonds, housing revenue bonds, or higher education revenue bonds.

IN THE SECTION CAPTIONED "PORTFOLIO TRANSACTIONS" BEGINNING ON PAGE 6 OF THE SAI, DELETE THE PHRASE "PURSUANT TO THE ADVISORY AGREEMENT DATED SEPTEMBER 21, 1990, AND" FROM THE FIRST SENTENCE. IN ADDITION, REPLACE THE TERM "MANAGER" THROUGHOUT THIS SECTION WITH THE PHRASE "MANAGER OR THE SUBADVISER," EXCEPT IN THE SECOND SENTENCE OF THE SECOND PARAGRAPH AND THE CROSS REFERENCE AT THE END OF THE THIRD PARAGRAPH. IN ADDITION, DELETE THE FOURTH SENTENCE OF THE SECOND PARAGRAPH AND INSERT THE FOLLOWING INFORMATION.

The Company's Board of Directors has authorized the Manager or the Subadviser for the Fund to effect portfolio transactions for the Fund on any exchange of which the Manager or the Subadviser (or any entity or person associated with the Manager or the Subadviser) is a member and to retain compensation in connection with such transactions.

IN THE SECTION CAPTIONED "DIRECTORS AND OFFICERS OF THE COMPANY" BEGINNING ON PAGE 8 OF THE SAI, INSERT THE FOLLOWING INFORMATION AFTER THE THIRD SENTENCE OF THE FIRST PARAGRAPH IN THIS SECTION.

Effective April 30, 2002, David G. Peebles retired from the Board of Directors.

IN THE SECTION CAPTIONED "DIRECTORS AND OFFICERS OF THE COMPANY" BEGINNING ON PAGE 8 OF THE SAI, DELETE THE FIRST FOUR SENTENCES OF THE LAST PARAGRAPH AND INSERT THE FOLLOWING INFORMATION.

All of the above Directors are also Directors/Trustees of certain other funds in the USAA family of funds. No compensation is paid by any fund to any Director who is a director, officer, or employee of IMCO or its affiliates or of the Subadviser or its affiliates. No pension or retirement benefits are accrued as part of fund expenses. The Company reimburses certain expenses of the Directors who are not affiliated with the Manager or the Subadviser.

DELETE THE FIRST AND THIRD PARAGRAPHS IN THE SECTION CAPTIONED "THE COMPANY'S MANAGER" BEGINNING ON PAGE 11 OF THE SAI AND INSERT THE FOLLOWING INFORMATION IN PLACE OF THE FIRST PARAGRAPH.

As described in the Fund's prospectus, as supplemented, IMCO is the Manager and investment adviser for the Fund. The Manager, a wholly owned indirect subsidiary of United Services Automobile Association (USAA), a large, diversified financial services institution, was organized in May 1970 and has served as investment adviser and underwriter for USAA Investment Company from its inception.

DELETE THE FIRST PARAGRAPH IN THE SECTION CAPTIONED "ADVISORY AGREEMENT" ON PAGE 12 OF THE SAI AND INSERT THE FOLLOWING INFORMATION.

The Manager provides investment management and advisory services to the Fund pursuant to an Interim Investment Advisory Agreement dated June 28, 2002 (Interim Advisory Agreement). The Interim Advisory Agreement authorizes the
Manager to retain one or more Subadvisers for the management of the Fund's investment portfolio and, as described below, the Manager has entered into an Interim Investment Subadvisory Agreement (Interim Subadvisory Agreement) for the Fund. Under the Interim Advisory Agreement, the Manager is responsible for monitoring the services furnished pursuant to the Interim Subadvisory Agreement and making recommendations to the applicable board with respect to the retention or replacement of Subadvisers and renewal of subadvisory agreements.

For the services under these agreements, the Fund has agreed to pay the Manager a fee computed as described under FUND MANAGEMENT in the Prospectus. Management fees are computed and accrued daily and are payable monthly. The Manager compensates all personnel, officers, and Directors of the Company if such persons are also employees of the Manager or its affiliates.

DELETE THE THIRD PARAGRAPH IN THE SECTION CAPTIONED "ADVISORY AGREEMENT" ON PAGE 12 OF THE SAI AND INSERT THE FOLLOWING INFORMATION.

The Interim Advisory Agreement will remain in effect with respect to the Fund until the earlier of 150 days after June 28, 2002 (on November 25, 2002) (or such later date as may be consistent with applicable regulations and interpretations) or the date upon which shareholders of the Fund approve a new investment advisory agreement between the Manager and the Fund. The Interim Advisory Agreement may be terminated with respect to the Fund at any time by the Board of Directors or by vote of a majority of the outstanding shares of the Fund (as defined in the 1940 Act) or by the Manager on 60 days' written notice. It will automatically terminate in the event of its assignment (as defined by the 1940 Act).

IN THE THIRD SENTENCE OF THE FOURTH PARAGRAPH IN THE SECTION CAPTIONED "ADVISORY AGREEMENT" ON PAGE 12 OF THE SAI, INSERT THE WORD "INTERIM" BEFORE THE PHRASE "ADVISORY AGREEMENT."

INSERT THE FOLLOWING INFORMATION IMMEDIATELY BEFORE THE SECTION CAPTIONED "ADMINISTRATION AND SERVICING AGREEMENT" ON PAGE 13 OF THE SAI.

SUBADVISORY AGREEMENT

The Manager has entered into an Interim Subadvisory Agreement with Westwood under which the Subadviser provides day-to-day discretionary management of the Fund's assets in accordance with the Fund's investment objectives, policies, and restrictions, subject to the general supervision of the Manager and the Board of Directors of the Company.

The Interim Subadvisory Agreement will remain in effect with respect to the Fund until the earlier of 150 days after June 28, 2002 (on November 25, 2002) (or such later date as may be consistent with applicable regulations and interpretations) or the date upon which shareholders of the Fund approve a new investment subadvisory agreement between the Manager and the Subadviser. The Interim Subadvisory Agreement may be terminated with respect to the Fund at any time by the Board of Directors or by vote of a majority of the outstanding shares of the Fund (as defined in the 1940 Act) or by the Manager or Subadviser on 60 days' written notice. It will automatically terminate in the event of its assignment (as defined by the 1940 Act).

The Manager (not the Fund) pays Westwood a fee in the annual amount of 0.20% of the Fund's average daily net assets for the first $250 million in assets that it manages and 0.18% of the Fund's average daily net assets for assets over $250 million that it manages. Westwood is a wholly-owned subsidiary of Westwood Holdings Group, Inc. (WHG), an institutional asset management company. Prior to June 28, 2002, WHG was a majority-owned subsidiary of SWS Group, Inc., a Dallas-based holding company engaged in investment banking, securities brokerage, securities clearing and trust services.

CODES OF ETHICS. The Funds, the Manager and the Subadviser each have adopted a code of ethics pursuant to Rule 17j-1 under the 1940 Act, which permits personnel covered by the rule to invest in securities that may be purchased or held by a Fund but prohibits fraudulent, deceptive or manipulative conduct in connection with that personal investing. The Company's Board of Directors reviews the administration of the codes of ethics at least annually and receives certifications from the Subadviser regarding compliance with its code of ethics annually.

IN THE SECTION CAPTIONED "GENERAL INFORMATION" BEGINNING ON PAGE 14 OF THE SAI, DELETE THE TWO SENTENCES APPEARING UNDER THE HEADING "INDEPENDENT AUDITORS" AND INSERT THE FOLLOWING INFORMATION.

Ernst & Young LLP, 1900 Frost Bank Tower, 100 West Houston Street, San Antonio, Texas 78205, is the independent auditor for the Fund for the 2002 and 2003 fiscal year end audits. KPMG LLP, 112 East Pecan, Suite 2400, San Antonio, Texas 78205, was the previous independent auditor for the Fund. In these capacities, each firm is responsible for the audits of the annual financial statements of the Fund and reporting thereon.


                                   * * * * *

                                       4
                                                                     41803-0702

[USAA EAGLE LOGO]


                             USAA MUTUAL FUND, INC.

                         SUPPLEMENT DATED JUNE 28, 2002
                   TO THE STATEMENT OF ADDITIONAL INFORMATION
             DATED DECEMBER 1, 2001, AS SUPPLEMENTED APRIL 5, 2002

     This supplement describes important changes affecting the Aggressive Growth, Growth, Growth & Income, Income Stock, Science & Technology, First Start Growth, Small Cap Stock, and Capital Growth Funds. On June 26, 2002, the Board of Directors (Board) of USAA Mutual Fund, Inc. approved proposals by USAA Investment Management Company (IMCO) to restructure the manner in which these Funds' assets are managed by having one or more subadvisers directly manage all or a portion of the Funds' investments, subject to oversight by IMCO and the Board. In order to implement these arrangements promptly, the Board terminated the existing investment advisory agreement between each of these Funds and IMCO and approved a new interim investment advisory agreement with IMCO for these Funds and interim investment subadvisory agreement(s) between IMCO and the subadviser(s) for each Fund.

     AS A RESULT OF THESE  CHANGES,  THE  STATEMENT OF  ADDITIONAL  INFORMATION
(SAI) IS REVISED AS FOLLOWS.

INSERT THE FOLLOWING INFORMATION IN PLACE OF PARAGRAPH (5) IN THE SECTION CAPTIONED "VALUATION OF SECURITIES" ON PAGE 2 OF THE SAI.

(5) Securities that cannot be valued by the methods set forth above, and all other assets, are valued in good faith at fair value using methods determined by the Manager and, if applicable, in consultation with the investment subadviser(s) for a Fund (Subadviser(s)), under the general supervision of the Board of Directors.

INSERT THE FOLLOWING INFORMATION IN PLACE OF THE LAST SENTENCE OF THE FOURTH PARAGRAPH IN THE SECTION CAPTIONED "VALUATION OF SECURITIES" ON PAGE 2 OF THE SAI.

However, the Manager and, if applicable, the Subadvisers will monitor for events that would materially affect a Fund's NAV. If the Manager determines that a particular event would materially affect a Fund's NAV, then the Manager, under the general supervision of the Board of Directors, will use all relevant, available information to determine a fair value for the affected portfolio securities.

THE TERM "MANAGER" IN THE SECTION CAPTIONED "INVESTMENT POLICIES" BEGINNING ON PAGE 5 OF THE SAI IS REPLACED BY THE PHRASE "MANAGER OR THE APPLICABLE SUBADVISER," EXCEPT IN THE SECTION CAPTIONED "LENDING OF PORTFOLIO SECURITIES."

INSERT THE FOLLOWING INFORMATION IN PLACE OF THE FIRST SENTENCE OF THE PARAGRAPH IN THE SECTION CAPTIONED "FOREIGN SECURITIES" ON PAGE 7 OF THE SAI.

The Aggressive Growth, Growth, Growth & Income, Income Stock, Science & Technology, First Start Growth, High-Yield Opportunities, Small Cap Stock, and Capital Growth Funds may invest their assets in foreign securities purchased in either foreign or U.S. markets, including American Depositary Receipts (ADRs) and Global Depositary Receipts (GDRs).

DELETE THE PHRASE "AT THE FUND'S CUSTODIAN BANK" FROM THE END OF THE FOURTH SENTENCE OF THE SECOND PARAGRAPH UNDER THE HEADING "WHEN-ISSUED SECURITIES" ON PAGE 8 OF THE SAI.

INSERT THE FOLLOWING INFORMATION IN PLACE OF THE FIRST SENTENCE OF THE LAST PARAGRAPH IN THE SECTION CAPTIONED "INVESTMENT RESTRICTIONS" BEGINNING ON PAGE 13 OF THE SAI.

With respect to each Fund's concentration policies as described, the Adviser and Subadvisers, where applicable, use various recognized industry classifications services including, but not limited to industry classifications established by Standard & Poor's Corporation, Bloomberg L.P. and Frank Russell Company, with certain modifications. The Adviser and Subadvisers also may include additional industries as separate classifications, to the extent applicable. The Adviser classifies municipal obligations by projects with similar characteristics, such as toll road revenue bonds, housing revenue bonds, or higher education revenue bonds.

IN THE SECTION CAPTIONED "PORTFOLIO TRANSACTIONS" BEGINNING ON PAGE 14 OF THE SAI, DELETE THE PHRASE "PURSUANT TO THE ADVISORY AGREEMENT DATED AUGUST 1, 2001, AND" FROM THE FIRST SENTENCE. IN ADDITION, REPLACE THE TERM "MANAGER" THROUGHOUT THIS SECTION WITH THE PHRASE "MANAGER OR THE APPLICABLE SUBADVISER," EXCEPT IN THE SECOND SENTENCE OF THE SECOND PARAGRAPH, THE CROSS REFERENCE AT THE END OF THE THIRD PARAGRAPH AND THE SUB-SECTION CAPTIONED "BROKERAGE COMMISSIONS." IN ADDITION, DELETE THE FOURTH SENTENCE OF THE SECOND PARAGRAPH AND INSERT THE FOLLOWING INFORMATION.

The Company's Board of Directors has authorized the Manager or the applicable Subadviser for a Fund to effect portfolio transactions for the Fund on any exchange of which the Manager or such Subadviser (or any entity or person associated with the Manager or the Subadviser) is a member and to retain compensation in connection with such transactions.

IN THE SECTION CAPTIONED "DIRECTORS AND OFFICERS OF THE COMPANY" BEGINNING ON PAGE 18 OF THE SAI, DELETE THE FOURTH SENTENCE OF THE FIRST PARAGRAPH AND INSERT THE FOLLOWING INFORMATION.

Effective April 30, 2002, David G. Peebles retired from the Board of Directors.

IN THE SECTION CAPTIONED "DIRECTORS AND OFFICERS OF THE COMPANY" BEGINNING ON PAGE 18 OF THE SAI, DELETE THE FIRST FOUR SENTENCES OF THE THIRD TO LAST PARAGRAPH AND INSERT THE FOLLOWING INFORMATION.

All of the above Directors are also Directors/Trustees of certain other funds in the USAA family of funds. No compensation is paid by any fund to any Director who is a director, officer, or employee of IMCO or its affiliates or of any Subadviser or its affiliates. No pension or retirement benefits are accrued as part of fund expenses. The Company reimburses certain expenses of the Directors who are not affiliated with the Manager or any Subadviser.

DELETE THE FIRST AND THIRD PARAGRAPHS IN THE SECTION CAPTIONED "THE COMPANY'S MANAGER" BEGINNING ON PAGE 21 OF THE SAI AND INSERT THE FOLLOWING INFORMATION IN PLACE OF THE FIRST PARAGRAPH.

As described in each Fund's prospectus, as supplemented, IMCO is the Manager and investment adviser for each Fund. The Manager, a wholly owned indirect subsidiary of United Services Automobile Association (USAA), a large, diversified financial services institution, was organized in May 1970 and has served as investment adviser and underwriter for USAA Investment Company from its inception.

DELETE THE FIRST PARAGRAPH IN THE SECTION CAPTIONED "ADVISORY AGREEMENTS" BEGINNING ON PAGE 22 OF THE SAI AND INSERT THE FOLLOWING INFORMATION.

The Manager provides investment management and advisory services to the Income, Short-Term Bond, Money Market, Intermediate-Term Bond, and High-Yield Opportunities Funds pursuant to an Advisory Agreement, dated August 1, 2001 (Advisory Agreement). Under this agreement, the Manager provides an investment program, carries out the investment policy and manages the portfolio assets for each of these Funds. The Manager is authorized, subject to the control of the Board of Directors of the Company, to determine the selection, amount, and time to buy or sell securities for each Fund.

The Manager also provides investment management and advisory services to the Aggressive Growth, Growth, Growth & Income, Income Stock, Science & Technology, First Start Growth, Small Cap Stock, and Capital Growth Funds pursuant to an Interim Investment Advisory Agreement dated June 28, 2002 (Interim Advisory Agreement). The Interim Advisory Agreement authorizes the Manager to retain one or more Subadvisers for the management of all or a portion of a Fund's investment portfolio and, as described below, the Manager has entered into one or more Interim Investment Subadvisory Agreements (Interim Subadvisory Agreements) for each of these Funds. Under the Interim Advisory Agreement, the Manager is responsible for monitoring the services furnished pursuant to the Interim Subadvisory Agreement and making recommendations to the Board with respect to the retention or replacement of Subadvisers and renewal of subadvisory agreements. In addition, the Manager manages certain portfolio assets for certain of these Funds, as described in the Prospectuses.

For the services under these agreements, each Fund has agreed to pay the Manager a fee computed as described under FUND MANAGEMENT in its Prospectus. Management fees are computed and accrued daily and are payable monthly. The Manager compensates all personnel, officers, and Directors of the Company if such persons are also employees of the Manager or its affiliates.

DELETE THE THIRD PARAGRAPH IN THE SECTION CAPTIONED "ADVISORY AGREEMENTS" BEGINNING ON PAGE 22 OF THE SAI AND INSERT THE FOLLOWING INFORMATION.

The Advisory Agreement will remain in effect until July 31, 2003 for the Funds covered by that agreement and will continue in effect from year to year thereafter for each such Fund as long as it is approved at least annually by a vote of the outstanding voting securities of such Fund (as defined by the 1940
Act) or by the Board of Directors (on behalf of such Fund) including a majority of the Directors who are not interested persons of the Manager or (otherwise than as Directors) of the Company, at a meeting called for the purpose of voting on such approval. The Advisory Agreement may be terminated at any time by either the Company or the Manager on 60 days' written notice. It will automatically terminate in the event of its assignment (as defined by the 1940
Act).

The Interim Advisory Agreement will remain in effect with respect to a Fund until the earlier of 150 days after June 28, 2002 (on November 25, 2002) (or such later date as may be consistent with applicable regulations and interpretations) or the date upon which shareholders of the Fund approve a new investment advisory agreement between the Manager and the Fund. The Interim Advisory Agreement may be terminated with respect to a Fund at any time by the Board of Directors or by vote of a majority of the outstanding shares of a Fund (as defined in the 1940 Act) or by the Manager on 60 days' written notice. It will automatically terminate in the event of its assignment (as defined by the 1940 Act).

IN THE FIRST SENTENCE OF THE FIFTH PARAGRAPH IN THE SECTION CAPTIONED "ADVISORY AGREEMENTS" BEGINNING ON PAGE 22 OF THE SAI, INSERT THE PHRASE "OR INTERIM ADVISORY AGREEMENT" AFTER THE PHRASE "UNDER THE ADVISORY AGREEMENT."

INSERT THE FOLLOWING INFORMATION IMMEDIATELY BEFORE THE SECTION CAPTIONED "ADMINISTRATION AND SERVICING AGREEMENT" BEGINNING ON PAGE 25 OF THE SAI.

SUBADVISORY AGREEMENTS

The Manager has entered into Interim Subadvisory Agreements with the Subadvisers identified below under which each Subadviser provides day-to-day discretionary management of the applicable Fund's assets in accordance with that Fund's investment objectives, policies, and restrictions, subject to the general supervision of the Manager and the Board of Directors of the Company.

Each Interim Subadvisory Agreement will remain in effect with respect to a Fund until the earlier of 150 days after June 28, 2002 (on November 25, 2002) (or such later date as may be consistent with applicable regulations and interpretations) or the date upon which shareholders of the Fund approve a new investment subadvisory agreement between the Manager and the Subadviser. Each Interim Subadvisory Agreement may be terminated with respect to a Fund at any time by the Board of Directors, by vote of a majority of the outstanding shares of a Fund (as defined in the 1940 Act) or by the Manager or Subadviser on 60 days' written notice. It will automatically terminate in the event of its assignment (as defined by the 1940 Act).

For the Aggressive Growth Fund, the Manager has entered into an Interim Subadvisory Agreement with Marsico Capital Management, LLC (Marsico). The Manager (not the Fund) pays Marsico a fee in the annual amount of 0.20% of the Fund's average daily net assets that Marsico manages. Bank of America Corporation (BOA), either individually or through its subsidiaries, owns 100% of Marsico. BOA, a Delaware corporation, is a bank holding company and a financial holding company headquartered in Charlotte, North Carolina.

For the Growth Fund, the Manager has entered into Interim Subadvisory Agreements with Marsico and Dresdner RCM Global Investors (Dresdner). The Manager (not the Fund) pays Marsico and Dresdner fees in the annual amounts of 0.20% of the portion of the Fund's average daily net assets that Marsico and Dresdner each manage. Dresdner is an indirect wholly-owned subsidiary of Dresdner Bank AG, which, in turn, is an indirect wholly-owned subsidiary of Allianz AG. Founded in 1890 in Germany, Allianz AG is one of the world's leading multi-national insurance and financial services companies. With assets under management of over one trillion dollars as of December 31, 2001, Allianz provides its clients with a broad range of services in over 70 countries.

For the Growth & Income Fund, the Manager has entered into an Interim Subadvisory Agreement with Wellington Management Company, LLP (Wellington Management). The Manager (not the Fund) pays Wellington Management a fee in the annual amount of 0.20% of the Fund's average daily net assets that Wellington Management manages. Wellington Management, a Massachusetts limited liability partnership and registered investment adviser, is owned entirely by its 76 partners, all of whom are full-time professional members of the firm. The managing partners of Wellington Management are Laurie A. Gabriel, Duncan M. McFarland and John R. Ryan.

For the Income Stock Fund, the Manager has entered into Interim Subadvisory Agreements with The Boston Company Asset Management, LLC (The Boston Company) and Westwood Management Corporation (Westwood). The Manager (not the Fund) pays The Boston Company and Westwood fees in the annual amount of 0.17% and 0.18%, respectively, of the Fund's average daily net assets that The Boston Company and Westwood each manage. The Boston Company is a majority-owned subsidiary of Boston Safe Deposit & Trust Company (BSDT), a state chartered bank. BSDT is a wholly-owned subsidiary of The Boston Company Inc., a bank holding company, which is a wholly-owned subsidiary of Mellon Financial Corporation (Mellon). Mellon is a publicly owned global financial holding company incorporated under Pennsylvania law. Westwood is a wholly-owned subsidiary of Westwood Holdings Group, Inc. (WHG), an institutional asset management company. Prior to June 28, 2002, WHG was a majority-owned subsidiary of SWS Group, Inc., a Dallas-based holding company engaged in investment banking, securities brokerage, securities clearing and trust services.

For the Science & Technology Fund, the Manager has entered into an Interim Subadvisory Agreement with Wellington Management. The Manager (not the Fund) pays Wellington Management a fee in the annual amount of 0.45% of the Fund's average daily net assets for the first $100 million in assets that Wellington Management manages, plus 0.35% of the Fund's average daily net assets for assets over $100 million that Wellington Management manages.

For the First Start Growth Fund, the Manager has entered into an Interim Subadvisory Agreement with Marsico. The Manager (not the Fund) pays Marsico a fee in the annual amount of 0.20% of the Fund's average daily net assets that Marsico manages.

For the Small Cap Stock Fund, the Manager has entered into an Interim Subadvisory Agreement with Eagle Asset Management, Inc. (Eagle). The Manager (not the Fund) pays Eagle a fee in the annual amount of 0.56% of the Fund's average daily net assets for the first $100 million in assets that Eagle manages and 0.45% of the Fund's average daily net assets for assets over $100 million that Eagle manages. Eagle is a wholly owned subsidiary of Raymond James Financial, Inc. (RJF). RJF is a holding company that, through its subsidiaries, is engaged primarily in providing customers with a wide variety of financial services in connection with securities, limited partnerships, options, investment banking and related fields.

For the Capital Growth Fund, the Manager has entered into an Interim Subadvisory Agreement with Batterymarch Financial Management, Inc. (Batterymarch). The Manager (not the Fund) pays Batterymarch a fee in the annual amount of 0.50% of the Fund's average daily net assets that Batterymarch manages. Batterymarch, a registered investment adviser, is a wholly-owned, independently managed subsidiary of Legg Mason, Inc. (Legg Mason). Legg Mason is a publicly owned diversified financial services holding company incorporated under Maryland law.

CODES OF ETHICS. The Funds, the Manager and the Subadvisers each have adopted a code of ethics pursuant to Rule 17j-1 under the 1940 Act, which permits personnel covered by the rule to invest in securities that may be purchased or held by a Fund but prohibits fraudulent, deceptive or manipulative conduct in connection with that personal investing. The Company's Board of Directors reviews the administration of the codes of ethics at least annually and receives certifications from each Subadviser regarding compliance with the codes of ethics annually.

IN THE SECTION CAPTIONED "GENERAL INFORMATION" BEGINNING ON PAGE 26 OF THE SAI, DELETE THE TWO SENTENCES APPEARING UNDER THE HEADING "INDEPENDENT AUDITORS" AND INSERT THE FOLLOWING INFORMATION.

Ernst & Young LLP, 1900 Frost Bank Tower, 100 West Houston Street, San Antonio, Texas 78205, is the independent auditor for the Funds for the 2002 and 2003 fiscal year end audits. KPMG LLP, 112 East Pecan, Suite 2400, San Antonio, Texas 78205, was the previous independent auditor for the Funds. In these capacities, each firm is responsible for the audits of the annual financial statements of the Funds and reporting thereon.

                                   * * * * *

                                                                     41801-0702